Franklin Federal Tax-Free Income Fund

Semi Annual Report

October 31, 1997

Charles B. Johnson
Chairman
Franklin Federal
Tax-Free Income Fund
Thomas J. Kenny
Director
Franklin Municipal
Bond Department

CONTENTS

Shareholder Letter                 1
Manager's Discussion               4
Performance Summary                7
Financial Highlights &
Statement of Investments          11
Financial Statements              42
Notes to
Financial Statements              45

SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you the Franklin Federal Tax-Free Income Fund's semi-annual report for the period ended October 31, 1997.

During the six months under review, the U.S. economy continued its six year long expansion since the recession in 1990-1991. Investor concern over wage and price inflation helped push interest rates to their highest point of the year in April. Despite these concerns, a number of economic reports released later in the period showed the U.S. economy continued to experience above average growth with few, if any inflation pressures. Additionally, the U.S. deficit for the 1997 fiscal year amounted to only $23 billion, which is much lower than most market participants anticipated. These conditions were very favorable for the bond market and, as a result, yields on the 30-year Treasury bond declined from 6.95% at the beginning of the period and finished at 6.17% on October 31, 1997.1



1. Source: Micropal; Federal Reserve H15 Report, 10/31/97.


The municipal bond market in general has benefited from the healthy U.S. economy. State and local governments have also enjoyed healthy growth with many realizing revenue increases in excess of budgeted amounts. At the same time, voter resistance toward higher taxes helped restrain government spending. As a result, many state and local government fiscal positions have improved, leading to more credit rating upgrades than downgrades during the period. The supply of new municipal bonds increased with a significant number issued for refinancing purposes in order to allow the issuers to take advantage of the decline in interest rates. A record percentage of these new bonds came to market with municipal bond insurance. Increased competition among the insurance companies combined with the strong fiscal results due to the healthy economy have helped drive insurance premiums to their lowest levels in many years. Overall, municipal issuers favored insured bonds because of their stronger market appeal, and we expect this trend to continue going forward.

The Federal Tax-Free Income Fund performed as expected during the period. The fund continued to pay out above average income to our shareholders, while it maintained one of the lowest risk profiles as compared to its peer group averages. We continue to stress a long-term investment perspective and attempt to invest the portfolio in securities with the greatest value, in our opinion, on a daily basis. The high level of stock market volatility witnessed toward the end of the reporting period serves to highlight our conviction that financial markets will be subject to daily fluctuations. No one can predict the future performance of the securities markets, but history has shown that, over the long term, stocks and bonds have delivered impressive results when income is left to compound. We encourage you to review your investment program periodically with your investment representative, and focus on your continuing long-term goals. If you have any questions concerning the Franklin Federal Tax-Free Income Fund, we welcome the opportunity to answer them.

Sincerely,

Charles B. Johnson
Chairman

Franklin Federal Tax-Free Income Fund

/s/Thomas J. Kenny

Director

Franklin Municipal Bond Department



MANAGER'S DISCUSSION


YOUR FUND'S OBJECTIVE: THE FRANKLIN FEDERAL TAX-FREE INCOME FUND SEEKS TO PROVIDE HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX THROUGH A NATIONALLY DIVERSIFIED PORTFOLIO CONSISTING OF MUNICIPAL SECURITIES.1


1. For investors subject to the federal alternate minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


MUNICIPAL OVERVIEW

During the six-month period, there remained little difference between the prices of high- and low-quality municipal bonds. We have concentrated on taking advantage of the narrow price differential by buying many high-quality municipal securities. The fund's holdings of AAA-rated issues increased by 3.3%, from 30.2% at the beginning of the period, to 33.5% on October 31, 1997.

PORTFOLIO UPDATE

We continue to manage the fund with the goal of generating tax-free income for our shareholders, while attempting to maintain a stable net asset value. The direction of interest rates, however, greatly influences the fund's share price, and over the six-month period, the fund benefited from the general decrease in interest rates. The Franklin Federal Tax-Free Income Fund's net asset value increased 34 cents, from $11.90 on April 30, 1997 to $12.24 on October 31, 1997. In addition, we continue to focus on purchasing current coupon bonds. Such securities support the fund's objectives of stable share price and income, since they are less volatile and offer higher income than deep discount bonds. Although the drop in interest rates provided deep discount bonds greater price gains than the fund's current coupon bonds; we generally avoid deep discount securities because of their higher volatility and lower income.

During the reporting period, we acted on opportunities in the municipal bond market, and purchased a significant amount f New York and California municipal securities. Generally, when a state issues a large supply of bonds in a short period of time, the single state municipal bond funds are not able to absorb all of the securities brought to the market. Therefore, such securities are often undervalued and attractively priced in the national market.

We took advantage of heavy supply in the New York and California municipal bond markets over the six-month period by buying many bonds, which we believed, were undervalued. As of October 31, 1997, these two states represent the fund's largest state positions, and among the new issues the fund purchased were: New York City general obligation bonds, New York Metropolitan Transit Authority bonds, and San Joaquin Toll Road bonds.

Although the fund has its largest holdings in securities issued by California and New York, we sought diversification with investments in all fifty states and Puerto Rico. In addition, as the chart to the left shows, the fund was invested across a broad range of sectors on October 31, 1997.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PORTFOLIO BREAKDOWN
10/31/97

                      % OF TOTAL
                       LONG-TERM
SECTOR                INVESTMENTS

Utilities              27.5%
Housing                13.9%
Transportation         12.3%
Prerefunded            12.2%
General Obligations    10.0%
Hospitals               6.9%
Industria               5.1%
Other Revenue           4.1%
Education               3.0%
Certificates of
 Participation          2.6%
Health Care             1.6%
Tax-Allocation          0.7%
Sales Tax Revenue       0.1%

For a complete list  of portfolio holdings,  please see page 13.



PERFORMANCE SUMMARY


CLASS I

Franklin Federal Tax-Free Income Fund - Class I share price, as measured by net asset value, increased 34.0 cents, from $11.90 on April 30, 1997, to $12.24 on October 31, 1997.

During the reporting period, shareholders received per share distributions of
34.8 cents ($0.348) in dividend income. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio as well as the fund's operating expenses.

At the end of this reporting period, the fund's distribution rate was 5.45%, based on an annualization of October's monthly dividend of 5.8 cents ( $0.058) per share and the maximum offering price of $12.78 on October 31, 1997. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.6% would need to earn 9.02% from a taxable investment to match the fund's tax-free distribution rate.


CLASS I
DIVIDEND DISTRIBUTIONS

5/1/97 - 10/31/97

                       DIVIDEND
MONTH                  PER SHARE
May                     5.8 cents
June                    5.8 cents
July                    5.8 cents
August                  5.8 cents
September               5.8 cents
OCTOBER                 5.8 CENTS
TOTAL                  34.8 CENTS



GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

CLASS I
PERIODS ENDED 10/31/97

                                                                   SINCE
                                                                 INCEPTION
                                 1-YEAR    5-YEAR     10-YEAR    (10/7/83)
Cumulative Total Return1          8.40%    43.52%     136.74%     246.78%
Average Annual Total Return2      3.80%     7.36%      8.53%       8.90%
Distribution Rate3                      5.45%
Taxable Equivalent Distribution Rate4   9.02%
30-Day Standardized Yield5              4.54%
Taxable Equivalent Yield4               7.52%

1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.25% initial sales charge.
3. Based on an annualization of October's 5.8 cents per share monthly dividend and the maximum offering price of $12.78 on October 31, 1997.
4. Equivalent taxable distribution rate and yield assume the 1997 maximum federal income tax bracket of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1997.
Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price; thus, actual total returns would differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares.


CLASS II

Franklin Federal Tax-Free Income Fund - Class II share price, as measured by net asset value, increased 33.0 cents, from $11.90 on April 30, 1997, to $12.23 on October 31, 1997.

During the reporting period, shareholders received per share distributions of
31.42 cents ($0.3142) in dividend income. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio as well as the fund's operating expenses.

At the end of this reporting period, the fund's distribution rate was 5.04% based on an annualization of October's monthly dividend of 5.19 cents ($0.0519) per share and the offering price of $12.35 on October 31, 1997. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal income tax bracket of 39.6% would need to earn 8.34% from a taxable investment to match the fund's tax-free distribution rate.



CLASS II
DIVIDEND DISTRIBUTIONS

5/1/97 - 10/31/97

                      DIVIDEND
MONTH                 PER SHARE
May                    5.21 cents
June                   5.21 cents
July                   5.27 cents
August                 5.27 cents
September              5.27 cents
OCTOBER                5.19 CENTS
TOTAL                 31.42 CENTS


GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

CLASS II

PERIODS ENDED 10/31/97

                                                                   SINCE
                                                                 INCEPTION
                                                      1-YEAR     (5/1/95)
Cumulative Total Return1                               7.70%      19.57%
Average Annual Total Return2                           5.64%       6.97%
Distribution Rate3                      5.04%
Taxable Equivalent Distribution Rate4   8.34%
30-Day Standardized Yield5              4.12%
Taxable Equivalent Yield4               6.82%

1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include sales charges.
2. Average annual total returns represent the average annual change in value of an investment over the specified periods and reflect the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.
3. Based on an annualization of October's 5.19 cents per share monthly dividend and the maximum offering price of $12.35 on October 31, 1997.
4. Equivalent taxable distribution rate and yield assume the 1997 maximum federal income tax bracket of 39.6%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1997.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Highlights


                                                                                   CLASS I
                                       ---------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        OCTOBER 31, 1997                         YEAR ENDED APRIL 30,
                                                                                 --------------------
                                           (UNAUDITED)          1997          1996          1995          1994         1993
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period        $11.90               $11.83        $11.73        $11.81        $12.24       $11.68
                                            ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                         .35                  .71           .74           .75           .77          .80
 Net realized and unrealized gains (losses)    .34                  .07           .10          (.05)         (.41)
                                            ------------------------------------------------------------------------------------
 .58
Total from investment operations               .69                  .78           .84           .70           .36         1.38
Less distributions from net investment income (.35)                (.71)         (.74)         (.78)         (.78)       (.82)
                                            -------------------------------------------------------------------------------------
Net asset value, end of period              $12.24               $11.90        $11.83        $11.73        $11.81       $12.24
                                           ===================================================================================

Total Return*                                 5.87%                6.81%         7.33%         6.21%         2.58%       11.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)      $7,050,479             $6,905,488   $7,012,601     $6,886,941   $6,804,262    $6,414,739
Ratios to average net assets:
 Expenses                                      .60%**               .58%          .57%          .59%          .52%         .51%
 Net investment income                        5.80%**              6.00%         6.20%         6.47%         6.27%        6.68%
Portfolio turnover rate                       6.44%               16.43%        25.10%        19.88%        24.59%       13.30%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.
**Annualized


                                                              CLASS II
                                        SIX MONTHS ENDED
                                        OCTOBER 31, 1997      YEAR ENDED APRIL 30,
                                           (UNAUDITED)          1997          1996
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period        $11.90               $11.82        $11.73***
                                       -------------------------------------------------
Income from investment operations:
 Net investment income                         .32                  .66           .68
 Net realized and unrealized gains             .32                  .06           .09
                                       ----------------------------------------------
Total from investment operations               .64                  .72           .77
Less distributions from net
 investment income                             (.31)               (.64)         (.68)
                                       -----------------------------------------------
Net asset value, end of period              $12.23               $11.90        $11.82
                                       ==============================================

Total Return*                                  5.48%               6.28%         6.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)           $102,194             $71,944       $34,110
Ratios to average net assets:
 Expenses                                      1.18%**      1.16%  1.15%
 Net investment income                         5.22%**      5.42%  5.68%
Portfolio turnover rate                        6.44%              16.43%        25.10%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
**Annualized
***The Fund paid a dividend to shareholders of record on the beginning of business, May 1, 1995, in the amount of $0.062 per share. The net asset value per share at beginning of period includes this dividend.

See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, OCTOBER 31, 1997 (UNAUDITED)




                                                                                                        PRINCIPAL
                                                                                                          AMOUNT             VALUE
LONG TERM INVESTMENTS 97.8%
BONDS 95.8%
ALABAMA 1.2%
Alabama HFA, SFMR, Collateralized Home Mortgage, Series D-2, 5.75%, 10/01/23                           $ 5,400,000     $ 5,464,638
Alabama Water Pollution Control Authority, Revolving Fund, Series B,
 Pre-Refunded, 7.75%, 8/15/12                                                                            6,180,000       6,808,877
Birmingham GO, Street Improvement, Warrants, Pre-Refunded, 8.00%, 7/01/13                                5,000,000       5,231,850
Citronelle IDB, PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical,
 Plc., Series 1982, 8.00%,
     12/01/12                                                                                            1,000,000       1,103,400
Courtland IDB, PCR, Refunding, Champion International Corp. Project, 6.15%, 6/01/19                      5,000,000       5,212,650
Courtland IDBR, Refunding, Champion International Corp., Series A, 7.20%, 12/01/13                      12,000,000      13,343,280
Jefferson County Sewer Revenue, Warrants, FGIC Insured,
     Refunding, Series A, 5.625%, 2/01/22                                                                4,000,000       4,064,600
     Series D, 5.75%, 2/01/22                                                                           15,995,000      16,555,945
     Series D, 5.75%. 2/01/27                                                                           19,715,000      20,322,222
 Montgomery Medical Clinic Board, Health Care Facilities Revenue, Refunding,
 Jackson Hospital and Clinic,
 AMBAC Insured, 6.00%, 3/01/26                                                                           5,385,000       5,646,280
                                                                                                                         ---------
                                                                                                                        83,753,742
                                                                                                                         ---------
ALASKA 2.1%
Alaska Industrial Development and Export Authority,
 Revolving Fund, Series A, 7.95%, 4/01/10                                                                1,775,000       1,912,758
Alaska State HFC,
     Collateralized Home Mortgage, Series A-1, 6.75%, 12/01/32                                           4,005,000       4,253,871
     Refunding, Mortgage, Series A, MBIA Insured, 6.00%, 12/01/15                                        4,565,000       4,764,491
     Refunding, Mortgage, Series A, MBIA Insured, 6.10%, 12/01/37                                       34,000,000      35,431,740
     Refunding, Series A, MBIA Insured, 5.875%, 12/01/24                                                17,875,000      18,457,010
     Refunding, Series A, MBIA Insured, 5.875%, 12/01/30                                                11,600,000      11,905,312
     Series A, 6.60%, 12/01/23                                                                           8,000,000       8,862,400
     Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25                                           20,980,000      22,485,525
Anchorage Parking Authority Revenue, Refunding, 5th Avenue Garage Lease Project,
     6.50%, 12/01/02                                                                                     3,360,000       3,595,570
     6.75%, 12/01/08                                                                                     3,500,000       3,750,740
Valdez Marine Terminal Revenue, Refunding, BP Pipelines, Inc. Project,
     Series A, 5.85%, 8/01/25                                                                           25,000,000      25,448,250
     Series B, 5.50%, 10/01/28                                                                           9,455,000       9,371,134
     Series C, 5.65%, 12/01/28                                                                             500,000         502,870
                                                                                                                         ---------
                                                                                                                       150,741,671
                                                                                                                         ---------
 ARIZONA .1%
Tempe IDA, Residential Care Facilities Revenue, Volunteers of America
 Care Facilities, 9.00%, 6/01/18                                                                         5,540,000       5,727,307
                                                                                                                         ---------

ARKANSAS 1.1%
Arkansas State Development Financing Authority, Driver's License Revenue,
 State Police Headquarters,
 Wireless Data, FGIC Insured, 5.40%, 6/01/18                                                             4,000,000       4,068,600
Desha County Residential Housing Facilities Board, SFMR, Refunding, 7.50%, 4/01/11                       2,285,000       2,438,438
Independence County Public Health and Education Facilities Board, Capital Revenue,
 Refunding & Improvement,
 White River Control Project, Pre-Refunded, 8.00%, 6/01/09                                               3,115,000       3,358,936
Jefferson County PCR, Refunding, Arkansas Power and
 Light Co. Project, 6.30%, 6/01/18                                                                       1,465,000       1,563,770
Pope County PCR, Refunding, Power and Light Co. Project,
     6.30%, 12/01/16                                                                                     2,600,000       2,740,504
     6.30%, 11/01/20                                                                                    60,000,000      62,413,200
University of Central Arkansas, AMBAC Insured,
     Academic Facilities Revenue, Series B, 5.875%, 4/01/16                                              $ 250,000       $ 262,800
     Academic Facilities Revenue, Series B, 6.00%, 4/01/21                                               1,000,000       1,065,260
     Athletic Facilities Revenue, Series C, 6.00%, 4/01/21                                               1,000,000       1,065,260
     Athletic Facilities Revenue, Series C, 6.125%, 4/01/26                                                825,000         874,789
     Refunding, Housing System Revenue, Series A, 6.00%, 4/01/21                                         1,000,000       1,065,260
                                                                                                                         ---------
                                                                                                                        80,916,817
                                                                                                                         ---------
CALIFORNIA 6.9%
Alhambra COP, Clubhouse Facility Project,
     11.25%, 1/01/08                                                                                       410,000         420,189
     11.25%, 1/01/09                                                                                       455,000         466,270
     11.25%, 1/01/10                                                                                       500,000         512,300
Burbank RDA, Refunding, Tax Allocation, Series A, 6.25%, 12/01/24                                        5,325,000       5,621,283
California Health Facilities, Financing Authority Revenue, Refunding,
 St. Francis Medical Center, Series H,
 AMBAC Insured, 6.30%, 10/01/15                                                                          2,800,000       3,069,164
California State Educational Facilities Authority Revenue,
     National University, Connie Lee Insured, 6.00%, 5/01/09                                             3,580,000       3,859,276
     Pooled College and University Projects, Series B, 6.00%, 12/01/20                                   6,025,000       6,317,032
California State GO,
     FGIC Insured, 6.00%, 8/01/19                                                                       11,000,000      11,650,210
     Series 1994, 5.90%, 5/01/08                                                                         3,070,000       3,314,004
     Series 1994, 6.00%, 5/01/18                                                                         7,000,000       7,350,910
     Series 1994, FGIC Insured, 6.00%, 5/01/20                                                          12,500,000      13,223,125
     Various Purposes, 5.90%, 4/01/23                                                                   11,750,000      12,161,955
California State GO, Veterans Bonds,
     Series BC, 6.00%, 2/01/10                                                                           1,000,000       1,024,440
     Series BD, BE, and BF, 6.55%, 2/01/25                                                              33,195,000      34,049,771
California State Public Works Board, Lease Revenue, Various
 University of California Projects, Series A,
     6.375%, 10/01/14                                                                                    4,000,000       4,389,280
     6.375%, 10/01/19                                                                                    2,000,000       2,192,160
California Statewide Communities Development Authority Revenue,
 COP, Sutter Health Obligation Group,
 MBIA Insured, 6.00%, 8/15/25                                                                           14,750,000      15,620,840
Chino USD, COP, Refunding, FSA Insured, 5.90%, 9/01/15                                                   8,250,000       8,676,113
Coalinga Public Finance Authority Revenue, Series B, 6.25%, 9/15/07                                      1,020,000       1,043,970
Commerce, Refuse to Energy Authority Revenue,
 Refunding, Series 1994, 8.75%, 7/01/10                                                                  1,000,000       1,164,620
Foothill/Eastern Transportation Corridor Agency,
 Toll Road Revenue, Senior Lien,
     Series A, 6.50%, 1/01/32                                                                           59,240,000      63,539,047
     Series B, 5.00%, 1/01/35                                                                            3,000,000       2,741,370
Forty-Niner Shops, Inc., Auxiliary Organization,
 California State Long Beach Project,
     6.875%, 4/01/07                                                                                     1,090,000       1,171,674
     6.875%, 4/01/12                                                                                     1,565,000       1,647,851
Los Angeles County Transportation Commission, Sales Tax Revenue,
 Proposition C, Series A, MBIA Insured,
 6.00%, 7/01/23                                                                                          3,000,000       3,129,900
Los Angeles CRDA, Housing Revenue, Refunding, Series A,
 AMBAC Insured, 6.55%, 1/01/27                                                                           3,180,000       3,424,637
Los Angeles Department of Water and Power, Electric Plant Revenue,
     Refunding, 6.40%, 11/01/31                                                                        $14,925,000    $ 15,894,827
     Refunding, MBIA Insured, 6.00%, 2/01/28                                                             3,000,000       3,141,720
     Second Issue, MBIA Insured, 6.40%, 11/01/31                                                        10,500,000      11,288,865
Los Angeles GO, Series A, FGIC Insured, 6.20%, 9/01/14                                                   8,100,000       8,700,939
Los Angeles Regional Airport Improvements Corp., Lease Revenue, Refunding,
     Facilities Sub-Lease, International Airport, 6.35%, 11/01/25                                       18,500,000      19,954,655
     United Airlines, Inc. Project, 6.875%, 11/15/12                                                     8,400,000       9,239,160
Pomona Public Financing Authority Revenue, Series Q, MBIA Insured, 5.90%, 12/01/25                       4,000,000       4,194,800
Sacramento County Airport Systems Revenue, Sub-Series D, MBIA Insured, 6.00%, 7/01/16                    6,480,000       6,888,564
San Bernardino County COP, Medical Center Financing Project, Series A, 5.875%, 8/01/26                  33,315,000      34,702,903
 San Francisco City and County RDA Revenue, George Moscone
 Convention Center, Lease Revenue, 6.75%, 7/01/24                                                        7,080,000       7,952,610
San Francisco City and County RDA Revenue,
 Tax Allocation Redevelopment Project, 6.50%, 8/01/22                                                   12,680,000      13,644,694
San Francisco City and County Sewer Revenue, Series A, FGIC Insured, 5.90%, 10/01/20                    10,380,000      10,831,841
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
     5.00%, 1/01/33                                                                                      5,000,000       4,605,300
     Pre-Refunded, 7.00%, 1/01/30                                                                       18,795,000      21,024,087
     Pre-Refunded, 6.75%, 1/01/32                                                                       44,325,000      50,007,465
University of California Revenues,
     Hospital Facilities, U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/24                      25,000,000      25,863,750
     Research Facilities, Series B, 6.55%, 9/01/24                                                      26,780,000      28,663,437
Windsor RDA Revenue, Tax Allocation, Windsor Project, 7.00%, 9/01/24                                     2,405,000       2,599,396
                                                                                                                         ---------
                                                                                                                       490,980,404
                                                                                                                         ---------
COLORADO 4.4%
Colorado GO, HFA, Series A,
     7.50%, 5/01/29                                                                                      1,595,000       1,688,004
     Pre-Refunded, 8.375%, 1/01/30                                                                       2,690,000       2,762,253
Colorado Post-Secondary Educational Facilities Authority Revenue,
 Refunding & Improvement,University of Denver
 Project, MBIA Insured, 5.375%, 3/01/18                                                                  6,000,000       6,039,660
Denver City and County Airport Revenue,
     Series A, 8.875%, 11/15/12                                                                         12,130,000      14,145,278
     Series A, 8.00%, 11/15/17                                                                           5,000,000       5,104,800
     Series A, 7.50%, 11/15/23                                                                          13,590,000      15,556,201
     Series A, 8.50%, 11/15/23                                                                          72,960,000      82,076,352
     Series A, 8.00%, 11/15/25                                                                          21,785,000      24,209,996
     Series A, Pre-Refunded, 7.50%, 11/15/12                                                            11,200,000      12,985,616
     Series A, Pre-Refunded, 8.875%, 11/15/12                                                            4,515,000       5,329,009
     Series A, Pre-Refunded, 7.50%, 11/15/23                                                             2,930,000       3,468,094
     Series A, Pre-Refunded, 8.50%, 11/15/23                                                             6,985,000       7,921,549
     Series A, Pre-Refunded, 7.25%, 11/15/25                                                            24,525,000      28,160,586
     Series A, Pre-Refunded, 8.00%, 11/15/25                                                             2,540,000       2,850,877
     Series B, 7.25%, 11/15/23                                                                           2,120,000       2,357,758
     Series B, Pre-Refunded, 7.25%, 11/15/23                                                               530,000         603,394
     Series D, 7.75%, 11/15/21                                                                           8,950,000      10,019,167
     Series D, 7.00%, 11/15/25                                                                           7,835,000       8,403,038
Denver City and County Airport Revenue, (cont.)
     Series D, Pre-Refunded, 7.75%, 11/15/21                                                           $ 2,510,000     $ 2,859,342
     Series D, Pre-Refunded, 7.00%, 11/15/25                                                             2,175,000       2,381,603
Denver City and County Special Facilities, Airport Revenue,
 United Airlines, Inc. Project, Series A, 6.875%, 10/01/32                                              47,980,000      52,381,685
Littleton MFR, Rental Housing, Riverpointe Project I, Series 1985, 8.00%, 12/01/22                      16,310,000      16,684,641
University of Colorado Hospital Authority Revenue,
 Series A, AMBAC Insured, 6.40%, 11/15/22                                                                6,500,000       7,058,935
                                                                                                                         ---------
                                                                                                                       315,047,838
                                                                                                                         ---------
DELAWARE
Delaware State EDA Revenue, Refunding, Water Development,
 Wilmington, Series B, 6.45%, 12/01/07                                                                   1,160,000       1,316,356
Delaware State Housing Authority, Refunding, MFMR, Series D, 6.75%, 7/01/06                              2,000,000       2,193,220
                                                                                                                         ---------
                                                                                                                         3,509,576
DISTRICT OF COLUMBIA .6%
District of Columbia GO, Series E, MBIA Insured, 6.00%, 6/01/13                                          4,000,000       4,175,120
District of Columbia HFA, MFHR, FHA Insured,
     Mayfair Mansions Apartments, 8.85%, 2/01/31                                                         6,110,000       6,310,714
     Refunding, Series A, 7.10%, 9/01/12                                                                 1,830,000       1,948,566
     Refunding, Series A, 7.15%, 3/01/24                                                                 6,575,000       6,969,566
District of Columbia HFA, SFMR, Refunding, Series B, 5.85%, 12/01/18                                     2,830,000       2,875,054
District of Columbia Hospital Revenue, Washington Hospital Center Corp.,
 Series A, Pre-Refunded, 9.00%,
 1/01/08                                                                                                 4,220,000       4,859,246
District of Columbia Redevelopment Land Agency,
 Sports Arena, Special Tax Revenue, 5.625%, 11/01/10                                                     1,430,000       1,453,066
District of Columbia Revenue,
     Association of American Medical Colleges, Pre-Refunded, 7.50%, 2/15/20                              5,685,000       6,167,998
     Catholic University of America, 6.45%, 10/01/23                                                     5,265,000       5,673,406
                                                                                                                         ---------
                                                                                                                        40,432,736
                                                                                                                         ---------
FLORIDA 2.6%
Bay County Resource Recovery Revenue, Refunding, MBIA Insured,
     Series A, 6.50%, 7/01/07                                                                            2,100,000       2,323,587
     Series B, 6.50%, 7/01/07                                                                           11,020,000      12,193,299
Broward County Resource Recovery Revenue, Broward Waste Energy Co.,
 L.P., North Project, Series 1984, 7.95%, 12/01/08                                                      40,950,000      44,619,530
Callaway/Bay County Waste Water Systems Revenue, Series A,
 FGIC Insured, 6.00%, 9/01/26                                                                            1,000,000       1,079,240
Dunes Community Development District Revenue, Water and Sewer Project,
 Pre-Refunded, 8.25%, 10/01/18                                                                           3,800,000       4,022,338
 Florida State Board Of Education, Capital Outlay, Public Education, Refunding,
 Series 1992, 6.40%, 6/01/19                                                                            22,475,000      24,259,290
Florida State Department of General Services, Division of Facilities
 Management Revenue, Florida Facilities Pool,
 Pre-Refunded, 8.125%, 9/01/17                                                                           2,000,000       2,108,820
Florida State Department of Transportation, Turnpike Revenue,
 Series A, Pre-Refunded, 7.75%, 7/01/09                                                                  7,125,000       7,681,748
Lakeland Retirement Community, First Mortgage Revenue,
 Carpenters Home Estate Project, 9.50%, 9/01/06                                                          3,600,000       3,629,808
Manatee County IDR, Manatee Hospital and Health Systems, Inc.,
 Pre-Refunded, 9.25%, 3/01/21                                                                            6,500,000       7,609,420
Manatee County School Board COP, MBIA Insured, 6.125%, 7/01/16                                           5,000,000       5,408,300
Santa Rosa County Health Facilities Authority Revenue, Refunding,
 Gulf Breeze Hospital, Inc., Pre-Refunded,
 8.70%, 10/01/14                                                                                         2,500,000       2,657,350
St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured,
     6.20%, 10/01/00                                                                                     $ 840,000       $ 888,283
     6.20%, 10/01/01                                                                                       890,000         952,460
     6.20%, 10/01/02                                                                                       940,000       1,016,892
     6.20%, 10/01/03                                                                                     1,005,000       1,096,495
     6.20%, 10/01/04                                                                                     1,065,000       1,169,402
     6.20%, 10/01/05                                                                                     1,130,000       1,250,209
     6.20%, 10/01/06                                                                                     1,200,000       1,336,152
     6.20%, 10/01/07                                                                                     1,275,000       1,423,946
     6.20%, 10/01/08                                                                                     1,355,000       1,501,855
     6.20%, 10/01/12                                                                                     6,300,000       6,886,593
Tampa Capital Improvement Program Revenue,
     Series A, 8.25%, 10/01/18                                                                          11,010,000      11,370,578
     Series B, 8.375%, 10/01/18                                                                         37,250,000      38,510,540
                                                                                                                        ----------
                                                                                                                       184,996,135
                                                                                                                         ---------
GEORGIA 2.6%
Burke County Development Authority, PCR, Georgia Power Co.,
 Plant Vogle Project, MBIA Insured,
     Series 1984-1, 6.60%, 7/01/24                                                                     105,000,000     110,318,250
     Series 1984-7, 6.625%, 10/01/24                                                                     8,025,000       8,470,949
Fulton County Development Authority, Special Facilities Revenue,
 Refunding, Delta Air Lines, Inc. Project,
     6.85%, 11/01/07                                                                                     3,400,000       3,668,294
     6.95%, 11/01/12                                                                                     5,500,000       5,970,360
Gainsville and Hall County Hospital Authority Revenue, Anticipation Certificates,
 Refunding, Northeast Georgia
 Healthcare Project, MBIA Insured, 6.00%, 10/01/25                                                       7,975,000       8,381,566
Georgia Municipal Electric Authority Power Revenue,
     Series B, 6.375%, 1/01/16                                                                          14,000,000      14,723,660
     Series EE, 6.40%, 1/01/23                                                                           6,325,000       6,942,130
     Series O, Pre-Refunded, 8.125%, 1/01/17                                                            18,500,000      18,989,880
Georgia State HFA Revenue, Homeownership Opportunity Program,
 Series C, 6.60%, 12/01/23                                                                               4,010,000       4,280,154
Monroe County Development Authority, PCR, Georgia Power Co.,
 AMBAC Insured, 6.25%, 7/01/19                                                                           4,300,000       4,475,397
                                                                                                                         ---------
                                                                                                                       186,220,640
                                                                                                                         ---------
HAWAII 1.1%
Hawaii State Airports System Revenue,
     FGIC Insured, 7.00%, 7/01/20                                                                        1,000,000       1,096,400
     Second Series, 7.00%, 7/01/07                                                                      12,000,000      13,148,280
     Second Series, 6.90%, 7/01/12                                                                         500,000         583,005
     Second Series, 7.00%, 7/01/18                                                                       2,830,000       3,069,899
Hawaii State Department of Budget and Finance, Special Purposes Mortgage Revenue,
     Hawaii Electric Light Co. Project, 7.20%, 12/01/14                                                    200,000         213,312
     Hawaii Electric Light Co. Project, Series A, 7.35%, 1/01/20                                         1,000,000       1,068,530
     Hawaiin Electric Co., Inc., Series A, MBIA Insured, 5.65%, 10/01/27                                20,000,000      20,420,600
     Kaiser Hospital, 6.25%, 3/01/21                                                                       900,000         946,125
     Refunding, Kapiolani Health Care System, 6.00%, 7/01/19                                             2,600,000       2,683,382
     Wahiawa General Hospital Project, 7.50%, 7/01/12                                                    1,000,000       1,102,230
Hawaii State Department of Budget and Finance, Special Purposes Revenue,
     6.00%, 7/01/11                                                                                    $ 1,000,000     $ 1,050,530
     6.20%, 7/01/16                                                                                      2,000,000       2,101,680
     6.25%, 7/01/21                                                                                      6,250,000       6,567,000
     Refunding, The Queens Health System, Series A, 5.75%, 7/01/26                                       5,800,000       5,901,210
Hawaii State SFMR,
     HFC, Series A, 7.00%, 7/01/11                                                                         230,000         244,876
     HFC, Series A, 7.10%, 7/01/24                                                                       3,350,000       3,554,719
     HFC, Series B, 6.90%, 7/01/16                                                                         360,000         382,108
     HFC, Series B, 7.00%, 7/01/31                                                                      11,880,000      12,607,769
     Housing and Development Corp., Purchase Revenue, Series A, 5.75%, 7/01/30                           1,000,000       1,006,660
Honolulu City and County GO, Series A,
     6.30%, 3/01/08                                                                                        415,000         449,325
     6.30%, 3/01/12                                                                                      1,000,000       1,061,220
                                                                                                                         ---------
                                                                                                                        79,258,860
                                                                                                                         ---------
IDAHO .1%
Idaho Housing Agency, Refunding, Series D-1, 6.45%, 7/01/19                                              2,260,000       2,415,691
Idaho Housing Agency, SFMR, Senior Bond, Series B-1, FGIC Insured,
     7.85%, 7/01/09                                                                                      1,035,000       1,082,051
     7.90%, 1/01/21                                                                                      1,590,000       1,651,772
     Power County PCR, Refunding, FMC Corp. Project, 5.625%, 10/01/14                                    2,200,000       2,208,382
                                                                                                                         ---------
                                                                                                                         7,357,896
                                                                                                                         ---------
ILLINOIS 6.0%
Bryant PCR, Refunding, Central Illinois Light Co. Project,
     Series A, 6.50%, 2/01/18                                                                            7,200,000       7,726,896
     Series C, 6.50%, 1/01/10                                                                            5,000,000       5,400,100
Chicago Board of Education, School Reform, MBIA Insured,
     6.00%, 12/01/16                                                                                     9,700,000      10,279,381
     6.00%, 12/01/26                                                                                     7,600,000       7,988,892
Chicago COP, AMBAC Insured, 7.75%, 7/15/11                                                              20,800,000      24,791,104
Chicago Gas Supply Revenue, Refunding, The Peoples Gas Light, Series A, 6.10%, 6/01/25                  12,000,000      12,611,640
Chicago-O'Hare International Airport Revenue, Special Facilities,
     American Airlines, Inc. Project, 8.20%, 12/01/24                                                   11,720,000      14,150,376
     United Airlines, Inc. Project, 8.45%, 5/01/07                                                       4,300,000       4,747,931
     United Airlines, Inc. Project, 8.50%, 5/01/18                                                      12,305,000      13,601,086
     United Airlines, Inc. Project, Series A, 8.40%, 5/01/18                                               460,000         495,751
     United Airlines, Inc. Project, Series C, 8.20%, 5/01/18                                            28,220,000      30,333,114
Chicago SFMR, Collateralized, Series A, 7.25%, 9/01/28                                                   4,000,000       4,517,200
Cook County, Orland Park School District No. 135, Refunding,
 FGIC Insured, 5.90%, 12/01/14                                                                          10,000,000      10,518,900
Cook County, Refunding,
     Capital Improvement, FGIC Insured, 5.875%, 11/15/22                                                10,000,000      10,365,400
     Series A, MBIA Insured, 5.625%, 11/15/22                                                           20,000,000      20,252,600
Cook County School District No. 140, Tinley Park, Refunding,
 Series A, AMBAC Insured, 6.00%, 12/01/15                                                                8,750,000       9,325,575
     Illinois Development Finance Authority, PCR,
     Commonwealth Edison Co. Project, Series 1991, 7.25%, 6/01/11                                      $ 7,500,000     $ 8,132,625
     Refunding, Central Illinois Public Services Co., Series A, 6.375%, 1/01/28                         15,200,000      15,949,816
     Refunding, Illinois Power Co. Project, Series A, 7.375%, 7/01/21                                   26,550,000      30,370,014
Illinois HDA, Homeowner Mortgage, Series A-1, 6.85%, 8/01/17                                             4,245,000       4,645,601
Illinois HDA, MF Program,
     Lawndale Redevelopment Project, 7.10%, 12/01/34                                                    20,000,000      21,786,000
     Refunding, Series A, 7.10%, 7/01/26                                                                12,915,000      13,798,903
     Series 1, 6.625%, 9/01/12                                                                          12,000,000      12,788,400
     Series 1, 6.75%, 9/01/21                                                                            7,550,000       8,013,721
     Series C, 7.35%, 7/01/11                                                                            2,265,000       2,394,535
Illinois HDA, RMR, Series B, 7.25%, 8/01/17                                                              7,065,000       7,508,258
Illinois Health Facilities Authority Revenue,
     Refunding, Edwards Hospital Project, Pre-Refunded, 7.00%, 2/15/22                                   2,000,000       2,237,940
     Refunding, Loyola University Health System, Series A,
 MBIA Insured, 5.625%, 7/01/18                                                                           9,195,000       9,284,283
     Refunding, Servantcor, Series A, Pre-Refunded, 7.875%, 8/15/19                                      1,000,000       1,082,600
     Refunding, Servantcor, Series B, Pre-Refunded, 7.875%, 8/15/19                                      3,000,000       3,247,800
     Refunding, Westlake Community Hospital, 7.875%, 1/01/13                                             6,200,000       6,530,026
     South Suburban Hospital, ETM, 7.00%, 2/15/18                                                        4,200,000       5,104,050
     South Suburban Hospital, Pre-Refunded, 7.00%, 2/15/18                                               2,800,000       3,133,116
     bVictory Health Services, Series A, 5.75%, 8/15/27                                                  8,015,000       8,014,118
Illinois State COP, FSA Insured, 6.875%, 7/01/07                                                         2,600,000       2,890,680
Illinois State Dedicated Tax Revenue, Civic Center, Series A,
 AMBAC Insured, 6.00%, 12/15/15                                                                          2,950,000       3,007,466
Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue,
 McCormick Place Expansion Project,
     Series A,
     6.50%, 6/15/22                                                                                          5,000           5,433
     6.50%, 6/15/27                                                                                        555,000         602,530
     FGIC Insured, 6.50%, 6/15/07                                                                            5,000           5,563
     Pre-Refunded, 6.50%, 6/15/07                                                                        5,645,000       6,331,827
Metropolitan Pier and Exposition Authority, Hospitality Facilities Revenue,
 McCormick Place Convention Center,
     5.75%, 7/01/06                                                                                      1,645,000       1,699,055
     6.25%, 7/01/17                                                                                      9,500,000      10,036,465
     7.00%, 7/01/26                                                                                     12,000,000      14,188,800
     Onterie Center HFC, Mortgage Revenue, Refunding, Series A,
 MBIA Insured, 7.05%, 7/01/27                                                                            4,350,000       4,657,371
     Regional Transportation Authority, Series A, AMBAC Insured, 6.125%, 6/01/22                         3,970,000       4,089,894
Southwestern Illinois Development Authority,
     Anderson Hospital Project, Series A, 7.00%, 8/15/22                                                 6,200,000       6,576,154
     IDR, Spectrulite Consortium, Inc. Project, 6.20%, 2/01/05                                           1,825,000       1,947,330
     IDR, Spectrulite Consortium, Inc. Project, 6.625%, 2/01/10                                          3,050,000       3,269,112
     Private Activity Revenue, Glenmark Recovery, 8.50%, 8/01/10                                         2,815,000       3,093,291
     Solid Waste Disposal Revenue, LaCede Steel Co., 8.375%, 8/01/08                                     4,985,000       5,508,076
     Solid Waste Disposal Revenue, LaCede Steel Co., 8.50%, 8/01/20                                      5,390,000       5,965,221
Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27                  7,130,000       7,321,227
                                                                                                                         ---------
                                                                                                                       432,323,247
                                                                                                                         ---------

INDIANA 1.1%
Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured,
     5.25%, 1/01/18                                                                                    $ 1,090,000     $ 1,079,220
Hammond Industrial Sewer and Solid Waste Disposal Revenue,
 American Maize-Products Co., Project A, 8.00%, 12/01/24                                                17,000,000      19,791,060
Hammond PCR, Stauffer Chemical Project, Guaranteed by Imperial Chemical,
 Plc., Series 1982, 8.00%, 11/01/12                                                                      2,355,000       2,592,408
Indiana Bond Bank, Special Program, Series A, 8.375%, 2/01/18                                            1,155,000       1,188,842
Indiana Health Facility Financing Authority, Hospital Revenue,
 Hancock Memorial Hospital Project, Series 1990,
     Pre-Refunded, 8.30%, 8/15/20                                                                        3,500,000       3,929,625
Indiana State Educational Facilities Authority Revenue, Manchester College Project,
 6.85%, 10/01/18                                                                                         3,240,000       3,421,667
Indiana State Housing Financing Authority, SFMR, Refunding, Series A,
     6.75%, 1/01/10                                                                                      2,940,000       3,149,563
     6.80%, 1/01/17                                                                                     12,835,000      13,748,595
Indianapolis Local Public Improvement, Series D,
     6.75%, 2/01/20                                                                                     13,075,000      14,073,669
     Refunding, 6.50%, 2/01/22                                                                           4,625,000       4,644,980
Muncies Edit Building Corp., First Mortgage, Series A, AMBAC Insured, 6.60%, 12/01/17                    2,000,000       2,177,960
Sullivan PCR, Refunding, Indiana-Michigan Power Co. Project, Series C, 5.95%, 5/01/09                    6,000,000       6,197,280
                                                                                                                         ---------
                                                                                                                        75,994,869
                                                                                                                         ---------

IOWA .2%
Carroll Retirement Facility Revenue, Orchard View, Inc. Project, Pre-Refunded, 8.25%, 2/01/13            2,260,000       2,325,563
Iowa Financing Authority, SFMR, Series F, 5.70%, 1/01/27                                                10,780,000      10,898,041
                                                                                                                        ----------
                                                                                                                        13,223,604
                                                                                                                         ---------

KENTUCKY 2.1%
Ashland PCR, Refunding, Ashland Oil, Inc. Project, 6.65%, 8/01/09                                        3,900,000       4,197,258
Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%, 3/01/25                10,000,000      10,944,900
Jefferson County MFHR, Watterson Park Apartments Project, Series A, 6.35%, 11/15/11                      4,965,000       5,209,526
Kenton County Airport Board Revenue, Special Facilities, Delta Air Lines, Inc.,
     7.80%, 12/01/15                                                                                    20,000,000      21,474,000
     Project A, 7.50%, 2/01/20                                                                          10,000,000      11,085,100
     Project A, 7.125%, 2/01/21                                                                          9,330,000      10,135,832
     Project B, 7.25%, 2/01/22                                                                           3,350,000       3,668,485
bKentucky Economic Development Financing Agency, Hospital Systems Revenue,
 Refunding & Improvement,
Appalachian Regional Facility,
     5.80%, 10/01/12                                                                                     1,000,000         997,950
     5.85%, 10/01/17                                                                                     5,615,000       5,601,468
     Kentucky Housing Corp. Revenue,
     Series A, 6.70%, 7/01/17                                                                              975,000       1,036,289
     Series B, 6.625%, 7/01/14                                                                           4,910,000       5,188,741
     Kentucky State Development Financing Authority, Hospital Revenue,
 Claire Medical Center Project, Pre-Refunded, 7.125%, 9/01/21                                              700,000         782,173
Kentucky State Property and Buildings Commission Revenue,
 Project No. 48, Pre-Refunded, 8.00%, 8/01/08                                                            4,500,000       4,721,805
Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
     6.10%, 3/01/08                                                                                    $20,375,000    $ 21,541,469
     6.20%, 3/01/18                                                                                     11,765,000      12,326,896
Pendleton County, Multi-County Lease Revenue, Kentucky
 Association of Counties Leasing Trust, Series A, 6.50%, 3/01/19                                        27,160,000      29,524,821
                                                                                                                        ----------
                                                                                                                       148,436,713
                                                                                                                         ---------
LOUISIANA 2.0%
Bastrop PCR, Refunding, International Paper Co. Project, 6.90%, 3/01/07                                  2,000,000       2,177,380
Calcasieu Parish IDB, PCR, Refunding, Gulf States Utilities Co. Project, 6.75%, 10/01/12                14,285,000      15,006,964
Calcasieu Parish Memorial Hospital Service District Revenue,
 Lake Charles Parish Memorial Hospital Project,
 Series A, FSA Insured,
     6.375%, 12/01/12                                                                                    4,310,000       4,791,341
     6.50%, 12/01/18                                                                                     5,530,000       6,229,545
     6.65%, 12/01/21                                                                                     3,145,000       3,389,964
Calcasieu Parish Public Transportation Authority Mortgage Revenue, Refunding,
     Series A, 7.75%, 6/01/12                                                                            3,405,000       3,648,015
     Series B, 6.375%, 11/01/02                                                                            355,000         376,957
     Series B, 6.875%, 11/01/12                                                                            655,000         700,110
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series
 A, 7.70%, 11/01/18                                                                                      2,500,000       2,916,475
East Baton Rouge Mortgage Financing Authority, SFM,
     MBS, Series A, 6.80%, 10/01/28                                                                      6,275,000       6,749,139
     Series C, 7.00%, 4/01/32                                                                            2,525,000       2,686,474
     Series D, 7.10%, 4/01/32                                                                            3,850,000       4,090,856
     Lafayette Public Trust Finance Authority, SFMR, Refunding, Series A, 8.50%, 11/15/12                1,660,341       1,754,533
Louisiana HFA Mortgage Revenue, Refunding,
     7.375%, 9/01/13                                                                                     1,560,000       1,635,800
     SF, Series B-2, 5.75%, 12/01/28                                                                     2,890,000       2,923,958
Louisiana Office Facility Corp., Capital Facility Bonds, Statewide Lease, 7.75%, 12/01/10                3,400,000       3,769,172
Louisiana Public Facilities Authority Revenue, Refunding, MBIA Insured,
     Alton Ochsner Medical Foundation Project, Series B, 6.50%, 5/15/22                                  3,500,000       3,731,000
     Xavier University of Louisiana Project, 5.25%, 9/01/27                                              3,000,000       2,986,320
New Orleans GO, Refunding, AMBAC Insured,
     6.125%, 10/01/16                                                                                   10,275,000      11,056,311
     6.20%, 10/01/21                                                                                     8,050,000       8,617,525
Pointe Coupee Parish PCR, Refunding, Gulf States Utilities Co. Project, 6.70%, 3/01/13                   2,200,000       2,328,898
Quachita Parish Hospital Service District No. 1 Revenue, Glenwood
 Regional Medical Center, Pre-Refunded, 7.50%, 7/01/21                                                   4,000,000       4,496,880
West Feliciana Parish PCR, Gulf Systems Utilities Co. Project,
     7.70%, 12/01/14                                                                                     2,000,000       2,263,980
     7.00%, 11/01/15                                                                                     3,050,000       3,349,388
     8.00%, 12/01/24                                                                                    41,050,000      44,167,337
                                                                                                                        ----------
                                                                                                                       145,844,322
                                                                                                                         ---------
MAINE .9%
Bucksport Solid Waste Disposal Revenue, Champion International Corp. Project, 6.25%, 5/01/10                           $ 5,000,000
$    5,255,100
Maine Financial Authority, Solid Waste Recycling Facilities Revenue,
 Great Northern Paper Co., Bowater Project,
     7.75%, 10/01/22                                                                                    29,300,000      32,802,815
Maine State Health and Higher Education Facilities Authority Revenue, FSA Insured,
 Series B, 7.00%, 7/01/24                                                                                2,445,000       2,777,789
Maine State Housing Authority, Mortgage Purchase,
     Series A-5, 6.20%, 11/15/16                                                                         2,500,000       2,606,625
     Series C, 6.55%, 11/15/12                                                                           3,700,000       3,940,796
     Series C, 6.65%, 11/15/24                                                                           3,500,000       3,719,835
     Series D, 6.45%, 11/15/07                                                                           3,540,000       3,707,654
     Series D, 6.70%, 11/15/15                                                                           5,800,000       6,248,514
Rumford PCR, Refunding, Boise Cascade Corp. Project, 6.625%, 7/01/20                                     4,800,000       5,158,944
                                                                                                                         ---------
                                                                                                                        66,218,072
                                                                                                                         ---------
MARYLAND 2.0%
Gaithersburg Hospital Facilities Improvement Revenue, Shady Grove Hospital,
     Refunding & Improvement, FSA Insured, 6.00%, 9/01/21                                               10,110,000      10,606,098
     Series A, Pre-Refunded, 8.25%, 9/01/21                                                             43,225,000      50,080,917
Maryland State Community Development Administration,
 Department of Housing and Community Development,
     MFHR, Mortgage Insured, Series G, 6.55%, 5/15/19                                                    5,595,000       5,913,411
     SF, 7.25%, 4/01/27                                                                                    965,000       1,018,886
Maryland State Health and Higher Educational Facilities Authority Revenue,
 Hartford Memorial Hospital and
     Fallston General Hospital, 8.50%, 7/01/14                                                           4,900,000       5,026,567
Montgomery County Housing Opportunity Community, SFMR,
 Refunding, Series B, 6.625%, 7/01/28                                                                    6,500,000       6,854,250
Takoma Park Hospital Facilities Revenue, Refunding,
 Washington Adventist Hospital, Series A,
     Sub-Series 1, 8.25%, 9/01/21                                                                       23,210,000      26,936,133
     Sub-Series 1, Pre-Refunded, 8.25%, 9/01/21                                                         10,930,000      12,663,607
     Sub-Series 2, Pre-Refunded, 8.25%, 9/01/21                                                         20,125,000      22,311,984
                                                                                                                        ----------
                                                                                                                       141,411,853
                                                                                                                         ---------
MASSACHUSETTS 2.7%
Agawam Resource Recovery Revenue, Springfield Resource Recovery Project,
 Series 1986, 8.50%, 12/01/08                                                                           10,900,000      11,144,051
Massachusetts Health and Educational Facilities Authority Revenue,
 Notre Dame Health Care Center, Series A,
  7.875%, 10/01/22                                                                                       2,310,000       2,479,415
Massachusetts State Consolidated Loan,
     Series A, 7.50%, 6/01/04                                                                            7,500,000       8,701,800
     Series D, Pre-Refunded, 7.00%, 7/01/07                                                              5,000,000       5,555,350
Massachusetts State GO, Refunding, Series B, 6.50%, 8/01/08                                              5,900,000       6,754,792
Massachusetts State Health and Educational Facilities Authority Revenue,
     Framingham Union Hospital, Series B, Pre-Refunded, 8.50%, 7/01/20                                   9,020,000      10,157,873
     Melrose-Wakefield Hospital, Series B, Refunding, 6.35%, 7/01/06                                     1,100,000       1,171,291
     Sisters Providence Health System, Series A, 6.50%, 11/15/08                                         1,000,000       1,045,770
     Sisters Providence Health System, Series A, 6.625%, 11/15/22                                       12,050,000      12,794,208
Massachusetts State HFA, HDA, Series D, FGIC Insured, 6.875%, 11/15/21                                   5,250,000       5,666,115
Massachusetts State HFA, Housing Projects, Refunding, Series A,
     6.30%, 10/01/13                                                                                    25,635,000      27,072,611
     6.375%, 4/01/21                                                                                    24,750,000      26,220,893
Massachusetts State HFA Revenue, SF, Series 41,
     6.30%, 12/01/14                                                                                   $ 6,250,000     $ 6,656,188
     6.35%, 6/01/17                                                                                      5,750,000       6,092,068
Massachusetts State HFA Revenue, SFMR, Series G, 8.10%, 12/01/14                                         2,410,000       2,491,940
Massachusetts State Housing Facilities Authority, FGIC Insured,
     Series C, 6.90%, 11/15/21                                                                           9,715,000      10,642,977
     Series D, 6.80%, 11/15/12                                                                             250,000         271,705
     Massachusetts State Industrial Finance Agency, First Mortgage Revenue,
 Brookhaven at Lexington Retirement
  Project, Pre-Refunded, 10.25%, 1/01/18                                                                 6,000,000       6,237,540
Massachusetts State Industrial Finance Agency, Health Care Facilities Revenue,
 Jewish Geriatric Services, Inc., Series B,
     5.375%, 5/15/17                                                                                     1,965,000       1,935,780
     5.50%, 5/15/27                                                                                      5,000,000       4,928,050
     Massachusetts State Industrial Finance Agency Revenue, D. Youville Senior Care,
     5.65%, 10/01/17                                                                                     2,295,000       2,294,839
     5.70%, 10/01/27                                                                                     7,375,000       7,374,484
     Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel
 Project, MBIA Insured, 5.75%, 7/01/39                                                                  11,750,000      11,928,483
     Plymouth County COP, Series A,
     7.00%, 4/01/12                                                                                     10,000,000      11,076,800
     7.00%, 4/01/22                                                                                      5,000,000       5,513,050
                                                                                                                         ---------
                                                                                                                       196,208,073
                                                                                                                         ---------
MICHIGAN 1.4%
Battle Creek Tax Increment Finance Authority, 7.40%, 5/01/16                                             2,000,000       2,322,460
Belding Area Schools, Refunding, FGIC Insured, 6.10%, 5/01/26                                            3,805,000       4,075,726
Climax-Scotts Community Schools, 6.35%, 5/01/23                                                          2,445,000       2,634,610
Detroit GO,
     Refunding, Series B, 6.375%, 4/01/06                                                                7,265,000       7,936,286
     Refunding, Series B, 6.25%, 4/01/09                                                                   625,000         668,350
     Series A, 6.70%, 4/01/10                                                                            4,550,000       5,019,469
Detroit GO, Self-Insurance, Series A, 5.70%, 5/01/02                                                     2,250,000       2,329,043
Detroit GO, Unlimited Tax, Series A, Pre-Refunded, 7.875%, 4/01/08                                       4,960,000       5,139,899
Detroit Sewage Disposal Revenue, Series A, MBIA Insured, 5.50%, 7/01/20                                 29,200,000      29,473,020
Kalamazoo EDC Revenue, Refunding, Limited Obligation,
 Friendship Village, Series A, 6.25%, 5/15/27                                                            2,000,000       2,034,460
Michigan State Building Authority Revenue, Series II, 6.25%, 10/01/20                                   15,650,000      16,483,519
Michigan State HDA,
     Limited Obligation Revenue, Fraser Woods Project, FSA Insured, 6.625%, 9/15/19                      2,500,000       2,675,925
     Rental Housing Revenue, Refunding, Series A, 6.60%, 4/01/12                                         5,000,000       5,279,800
Michigan State HFA, SFMR, Series A,
     6.45%, 12/01/14                                                                                     2,000,000       2,131,180
     6.875%, 6/01/23                                                                                     2,870,000       3,053,049
Michigan State Hospital Finance Authority Revenue, Presbyterian Villages Obligation Group,
     5.30%, 1/01/99                                                                                        200,000         201,476
     5.40%, 1/01/00                                                                                        310,000         313,934
     5.70%, 1/01/01                                                                                        310,000         315,605
     5.80%, 1/01/02                                                                                        355,000         363,240
     5.90%, 1/01/03                                                                                        325,000         334,851
Michigan State Hospital Finance Authority Revenue,
 Presbyterian Villages Obligation Group, (cont.)
     6.00%, 1/01/04                                                                                      $ 390,000       $ 403,732
     6.375%, 1/01/15                                                                                       275,000         280,803
     6.40%, 1/01/15                                                                                      1,000,000       1,047,810
     6.50%, 1/01/25                                                                                      3,500,000       3,666,530
                                                                                                                         ---------
                                                                                                                        98,184,777
                                                                                                                         ---------
MINNESOTA 1.9%
Cloquet PCR, Refunding, Potlach Corp. Projects, 5.90%, 10/01/26                                          9,100,000       9,417,590
Dakota County Housing, RDA, Limited Annual Appropriation Tax and Revenue,
 Development Housing Facilities Project,
     7.25%, 1/01/98                                                                                        555,000         555,966
     7.25%, 1/01/99                                                                                        600,000         607,380
     7.25%, 1/01/00                                                                                        645,000         658,132
     7.25%, 1/01/01                                                                                        695,000         713,146
     7.50%, 1/01/06                                                                                      3,930,000       4,076,746
     8.00%, 1/01/07                                                                                      2,300,000       2,376,820
Minneapolis CDA, Supported Commercial Development Revenue, Refunding,
     Limited Tax, Series 1987-3, 8.625%, 12/01/27                                                        2,500,000       2,558,275
     Series 1987-1, 8.625%, 12/01/12                                                                     1,000,000       1,022,170
Minneapolis CDA and St. Paul Housing RDA, Homeownership Mortgage Revenue,
 Joint Housing Program, FGIC Insured, 9.875%, 12/01/15                                                       5,000           5,004
Minnesota Agricultural and Economic Development Board Revenue,
 Refunding, Health Care System, Fairview
  Hospital, Series A, MBIA Insured, 5.75%, 11/15/26                                                     25,810,000      26,670,247
Minnesota State HFA, SFM, Series D-1,
     6.45%, 7/01/11                                                                                      3,580,000       3,824,657
     6.50%, 1/01/17                                                                                      1,420,000       1,508,935
Minnetonka MFR, Rental Housing, Ridgepointe Housing Project, Phase II, 8.00%, 5/15/22                   11,230,000      11,481,889
Red Wing Housing, RDA, Jordan Tower II Project, 7.00%, 1/01/19                                           1,500,000       1,594,275
Roseville MFR, Rental Housing, Rosepointe No. 1 Project, 8.00%, 10/01/18                                13,785,000      14,101,641
Southern Minnesota Municipal Power Agency, Supply System Revenue, Series A,
Pre-Refunded, 8.125%, 1/01/18                                                                            9,750,000      10,008,960
St. Louis Park EDA, Tax Increment Revenue, Refunding, FGIC Insured,
 Pre-Refunded, 8.40%, 9/01/09                                                                            6,000,000       6,983,100
St. Paul Port Authority,
     Energy Park, Tax Increment Revenue, Refunding, Pre-Refunded, 8.00%, 12/01/07                        3,730,000       3,964,542
     IDR, Bandana Square, Series C, 7.70%, 12/01/00                                                        230,000         228,105
     IDR, Bandana Square, Series C, 7.70%, 12/01/01                                                        255,000         251,695
     IDR, Bandana Square, Series C, 7.70%, 12/01/02                                                        270,000         267,389
     IDR, Bandana Square, Series C, 7.70%, 12/01/07                                                      1,690,000       1,478,513
     IDR, Bandana Square, Series C, 7.80%, 12/01/12                                                      3,465,000       2,896,186
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/98                                            445,000         444,604
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/99                                            480,000         479,194
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/00                                            515,000         513,754
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/01                                            550,000         548,295
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/02                                            595,000         592,775
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/03                                            640,000         637,229
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/04                                            685,000         681,657
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/05                                            740,000         741,228
     St. Paul Port Authority, (cont.)
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/06                                          $ 795,000       $ 796,447
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/07                                            855,000         856,676
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/08                                            915,000         916,922
     IDR, Brown and Bigelow Co., Series 1979-2, 7.50%, 10/01/09                                            670,000         671,494
     IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 9/01/01                  140,000         138,061
     IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 9/01/02                  155,000         153,345
     IDR, Refunding, Common Bond Fund, Series C, Fort Road Medical Center, 7.95%, 9/01/10                1,705,000       1,463,862
     IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/01            105,000         103,611
     IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/02            115,000         113,848
     IDR, Refunding, Common Bond Fund, Series F, Ideal Security Hardware Corp., 8.00%, 12/01/12          1,790,000       1,523,845
Washington County Housing RDA,
     Housing Development Revenue, Orleans Apartments, Project A, 8.25%, 7/01/21                          3,000,000       3,052,500
     Housing Development Revenue, Raymie Johnson Apartments, Pre-Refunded, 7.70%, 12/01/19               5,210,000       5,973,734
     Pooled Housing and Redevelopment, 7.20%, 1/01/22                                                   10,000,000      10,690,100
                                                                                                                        ----------
                                                                                                                       138,344,544
                                                                                                                         ---------
MISSISSIPPI .7%
 Claiborne County PCR, Refunding, Systems Energy Resources, Inc.,
     7.30%, 5/01/25                                                                                      5,700,000       6,055,680
     6.20%, 2/01/26                                                                                     36,500,000      37,229,635
     Mississippi Home Corp., SFR, Refunding, Senior Series A, FGIC Insured, 9.25%, 3/01/12               1,610,000       1,736,063
     Mississippi State Educational Facilities Authority Revenue,
 Private Nonprofit Institutions of Higher Learning,
Tougaloo College Project, Series A, 6.50%, 6/01/18                                                       2,390,000       2,451,495
                                                                                                                         ---------
                                                                                                                        47,472,873
                                                                                                                         ---------
MISSOURI .7%
Hazelwood IDA, MFHR, Refunding, Lakes Apartments Project, Series A, 6.10%, 9/20/26                       3,000,000       3,168,270
Kansas City School District Building Corp., Leasehold Revenue, Capital Improvement Project,
 Series A, FGIC Insured,
  Pre-Refunded, 7.90%, 2/01/08                                                                          10,000,000      10,297,100
Missouri State Health and Educational Facilities Authority Revenue,
     Series B, MBIA Insured, 6.25%, 2/15/12                                                              5,000,000       5,382,750
     Sisters of St. Mary's Health Care Project, BIG Insured, Pre-Refunded, 7.75%, 6/01/16                3,750,000       3,909,563
     Moberly IDA, Hospital Revenue, Refunding, Moberly Regional Medical Center, Inc. Project,
     8.625%, 3/01/02                                                                                     3,530,000       3,660,328
     Pre-Refunded, 8.75%, 3/01/16                                                                        8,955,000       9,318,573
Newton County IDA, Hospital Revenue, Refunding, Sale Hospital, Inc. Project, Pre-Refunded, 9.00%,
 1/01/05                                                                                                 4,315,000       4,426,154
St. Louis Parking Facilities Revenue, Pre-Refunded, 6.625%, 12/15/21                                     6,000,000       6,744,900
West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Series A, 8.625%, 9/15/20              3,550,000       3,908,337
                                                                                                                         ---------
                                                                                                                        50,815,975
                                                                                                                         ---------
MONTANA .7%
Forsyth County PCR,
Puget Sound Power and Light Co. Project, AMBAC Insured, 6.80%, 3/01/22                                  10,000,000      10,897,400
     Refunding, The Montana Power Co. Colstrip Project, Series A, 6.125%, 5/01/23                        3,250,000       3,369,243
     Refunding, The Montana Power Co., Series B, AMBAC Insured, 5.90%, 12/01/23                          4,225,000       4,434,771
     Refunding, The Montana Power Co., Series B, MBIA Insured, 5.90%, 12/01/23                          20,385,000      21,397,115
Montana State Health Facilities Authority Revenue, Montana Developmental Center
 Project, 6.40%, 6/01/19                                                                                 2,000,000       2,147,860
Montana State Housing Board, Refunding, SF Program,
     Series A, 6.50%, 12/01/22                                                                         $ 2,835,000     $ 2,977,090
     Series B-1, 6.25%, 12/01/21                                                                         6,720,000       7,084,157
                                                                                                                         ---------
                                                                                                                        52,307,636
                                                                                                                         ---------
NEBRASKA .1%
Nebraska Investment Financial Authority, 7.00%, 11/01/09                                                 5,885,000       6,017,295
                                                                                                                         ---------

NEVADA 3.2%
Churchill County Health Care Facilities Revenue, Western Health Network, Series A, MBIA
 Insured, 6.25%, 1/01/14                                                                                 2,000,000       2,149,360
Clark County Airport System Improvement Revenue, 8.25%, 7/01/15                                         17,500,000      18,292,575
Clark County HFC, MFHR, FHA Insured, 7.75%, 7/01/23                                                      5,085,000       5,288,654
Clark County IDR,
     Refunding, Nevada Power Co. Project, Series C, 7.20%, 10/01/22                                     12,500,000      13,803,750
     Southwest Gas Corp., Series A, 7.30%, 9/01/27                                                      18,080,000      20,018,718
     Southwest Gas Corp., Series A, 6.50%, 12/01/33                                                     10,000,000      10,744,900
     Southwest Gas Corp., Series B, 7.50%, 9/01/32                                                      62,470,000      69,412,291
Humboldt County PCR, Refunding, Sierra Pacific Power Co., Series A, AMBAC Insured,
 6.30%, 7/01/22                                                                                          4,500,000       4,757,490
Nevada Housing Division, Multi-Unit Housing Revenue, Issue B, 6.55%, 10/01/25                            5,405,000       5,799,457
Nevada Housing Division, Refunding, Issue C-2, 6.75%, 10/01/26                                           8,190,000       8,757,403
Nevada Housing Division, SF Program,
     Issue A, FI/GML, 8.30%, 10/01/19                                                                    3,260,000       3,547,304
     Issue A-2, FI/GML, 8.375%, 10/01/19                                                                 2,965,000       3,241,605
     Refunding, Program A-1, 6.25%, 10/01/26                                                             3,900,000       4,099,836
Nevada State Colorado River, Series 1994, Pre-Refunded, 6.50%, 7/01/24                                  15,915,000      17,894,030
Nevada State Municipal Bond Bank Project No. 40-41-A, ETM, 6.375%, 12/01/17                             10,275,000      11,339,490
     Reno RDA, Tax Allocation,
     Downtown Redevelopment Project, Series C, Pre-Refunded, 7.75%, 9/01/05                              2,695,000       2,990,992
     Downtown Redevelopment Project, Series D, 7.625%, 9/01/16                                           4,255,000       4,636,844
     Downtown Redevelopment Project, Series D, Pre-Refunded, 7.625%, 9/01/16                             4,035,000       4,537,156
     Refunding, Series A, 6.20%, 6/01/18                                                                 3,000,000       3,068,550
Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%, 12/01/14                5,000,000       5,374,150
Washoe County Hospital Facility Revenue, Washoe Medical Center, Inc. Project,
 Series A, AMBAC Insured, 6.25%, 6/01/13                                                                 9,295,000      10,083,867
                                                                                                                        ----------
                                                                                                                       229,838,422
                                                                                                                         ---------
NEW HAMPSHIRE 1.7%
Nashua Housing Authority, MFR, Refunding, Clocktower Project, FGIC Insured, 6.25%, 6/20/33               6,198,000       6,452,242
New Hampshire Higher Education and Health Facilities Authority Revenue,
     Kendal at Hanover Project, Pre-Refunded, 8.00%, 10/01/19                                            9,410,000      10,249,748
     New Hampshire Catholic Charities, 5.80%, 8/01/22                                                    1,000,000         988,240
     St. Joseph Hospital, 7.50%, 1/01/16                                                                 2,300,000       2,487,519
     The Hitchcock Clinic, MBIA Insured, 6.00%, 7/01/27                                                  4,275,000       4,467,974
New Hampshire State HFA,
     MFHR, Series 1, 7.10%, 1/01/14                                                                      4,920,000       5,212,297
     SF Residential, Series A, 8.50%, 7/01/14                                                            3,515,000       3,653,526
     SFMR, Series E, 6.75%, 7/01/19                                                                      6,730,000       7,266,987
     SFMR, Series E, 6.80%, 7/01/25                                                                      5,040,000       5,441,335
New Hampshire State IDA,
     Pollution Control Public Service Co., Project A, 7.65%, 5/01/21                                   $ 6,870,000     $ 7,286,940
     Pollution Control Public Service Co., Project B, 7.50%, 5/01/21                                    50,690,000      53,694,903
     Pollution Control Public Service Co., Project C, 7.65%, 5/01/21                                     7,450,000       7,902,141
     Resource Recovery Revenue, SES Concord Co. Project, 8.15%, 1/01/00                                  1,820,000       1,864,881
     Resource Recovery Revenue, SES Concord Co. Project, 8.50%, 1/01/09                                  5,000,000       5,125,000
                                                                                                                         ---------
                                                                                                                       122,093,733
                                                                                                                         ---------
NEW JERSEY .2%
Mercer County Improvement Authority, Refunding, Solid Waste, 5.75%, 9/15/16                              2,500,000       2,604,650
New Jersey Health Care Facilities, Financing Authority Revenue,
     Cathedral Health Service, 7.25%, 2/15/21                                                            3,975,000       4,324,641
     Community Memorial Hospital Association, Series C, 8.00%, 7/01/14                                     900,000         938,718
     Zurbrugg Memorial Hospital Issue, Series C, 8.50%, 7/01/12                                          4,150,000       4,254,082
                                                                                                                         ---------
                                                                                                                        12,122,091
                                                                                                                         ---------
NEW MEXICO .9%
     Farmington PCR, Refunding, Public Service Co. of New Mexico, Series A, AMBAC Insured,
 6.375%, 12/15/22                                                                                       10,435,000      11,148,650
     Lordsburg PCR, Refunding, Phelps Dodge Corp. Project, 6.50%, 4/01/13                               17,000,000      18,336,540
     New Mexico State Mortgage Financial Authority, SFM, Refunding, Series A, 6.85%, 7/01/10            15,320,000      16,324,073
     University of New Mexico Revenue, Series 1989, Pre-Refunded, 7.90%, 6/01/19                        17,000,000      18,292,000
                                                                                                                        ----------
                                                                                                                        64,101,263
                                                                                                                         ---------
NEW YORK 15.1%
Metropolitan Transportation Authority Revenue,
     Commuter Facilities, Series A, FGIC Insured, 6.00%, 7/01/16                                         8,950,000       9,612,748
     Commuter Facilities, Series A, FGIC Insured, 6.00%, 7/01/21                                         9,225,000       9,798,887
     Commuter Facilities, Series A, FGIC Insured, 6.10%, 7/01/26                                        11,050,000      11,845,490
     Refunding, Transit Facilities, Series M, 6.00%, 7/01/14                                            18,210,000      18,611,348
     Service Contract, Transit Facilities, Series 6, 7.00%, 7/01/09                                      3,000,000       3,259,560
     Transit Facilities, Series A, FSA Insured, 6.00%, 7/01/16                                           3,630,000       3,880,289
     Transit Facilities, Series A, FSA Insured, 6.10%, 7/01/21                                           6,260,000       6,705,336
     Transit Facilities, Series C-1, 5.625%, 7/01/27                                                    10,800,000      10,821,924
New Rochelle IDA, Civic Facilities Revenue, College of New Rochelle Project,
 6.625%, 7/01/12                                                                                         1,245,000       1,311,433
New York City GO,
     Refunding, Series A, 6.25%, 8/01/16                                                                 5,000,000       5,229,050
     Refunding, Series B, 6.20%, 8/15/06                                                                 1,500,000       1,639,080
     Refunding, Series B, 6.30%, 8/15/08                                                                26,875,000      29,067,194
     Refunding, Series B, 6.375%, 8/15/10                                                               21,740,000      23,399,414
     Refunding, Series E, 5.75%, 2/15/09                                                                 8,500,000       8,843,230
     Refunding, Series F, 6.00%, 8/01/13                                                                14,000,000      14,653,100
     Refunding, Series H, 6.25%, 8/01/15                                                                13,035,000      13,870,413
     Refunding, Series H, 6.125%, 8/01/25                                                               65,785,000      68,662,436
     Refunding, Series H, Sub-Series H-1, 6.125%, 8/01/11                                                5,000,000       5,277,600
     Refunding, Series J, 6.00%, 8/01/21                                                                28,260,000      29,269,165
     Series A, 6.125%, 8/01/06                                                                          14,500,000      15,742,940
     Series A, 6.20%, 8/01/07                                                                           21,810,000      23,511,180
     Series A, 6.25%, 8/01/08                                                                            4,390,000       4,716,133
New York City GO, (cont.)
     Series A, 7.75%, 8/15/14                                                                            $ 245,000       $ 273,917
     Series A, 7.75%, 8/15/17                                                                              105,000         117,007
     Series A, 8.00%, 8/15/20                                                                                5,000           5,605
     Series A, 8.00%, 8/15/21                                                                               15,000          16,816
     Series A, Pre-Refunded, 8.00%, 3/15/12                                                              1,000,000       1,101,420
     Series A, Pre-Refunded, 8.00%, 3/15/13                                                              1,850,000       2,037,627
     Series A, Pre-Refunded, 7.75%, 8/15/13                                                              4,810,000       5,473,048
     Series A, Pre-Refunded, 8.00%, 3/15/14                                                             13,400,000      14,759,028
     Series A, Pre-Refunded, 8.00%, 3/15/15                                                              1,115,000       1,228,083
     Series A, Pre-Refunded, 8.00%, 3/15/16                                                              3,000,000       3,304,260
     Series A, Pre-Refunded, 7.75%, 8/15/17                                                              3,180,000       3,619,412
     Series B, 8.00%, 6/01/98                                                                               15,000          15,354
     Series B, 8.25%, 6/01/02                                                                              205,000         232,283
     Series B, 7.50%, 2/01/04                                                                           10,000,000      11,154,200
     Series B, 8.25%, 6/01/05                                                                            1,000,000       1,216,110
     Series B, 7.50%, 10/01/11                                                                             190,000         203,735
     Series B, 7.50%, 10/01/12                                                                             630,000         675,543
     Series B, 6.75%, 10/01/15                                                                           9,300,000      10,185,732
     Series B, 6.75%, 10/01/17                                                                           1,300,000       1,382,160
     Series B, 7.00%, 2/01/19                                                                           15,000,000      16,362,150
     Series B, 6.00%, 8/15/26                                                                            2,000,000       2,062,240
     Series B, ETM, 8.00%, 6/01/98                                                                       1,420,000       1,454,350
     Series B, ETM, 8.00%, 6/01/01                                                                       3,000,000       3,381,780
     Series B, Pre-Refunded, 8.25%, 6/01/02                                                              4,295,000       4,932,550
     Series B, Pre-Refunded, 7.50%, 10/01/11                                                             6,810,000       7,340,090
     Series B, Pre-Refunded, 7.50%, 10/01/12                                                            10,355,000      11,161,033
     Series B, Pre-Refunded, 8.00%, 3/15/17                                                             11,660,000      12,842,557
     Series B, Sub-Series B-1, 7.00%, 8/15/16                                                            2,600,000       2,910,986
     Series B, Sub-Series B-1, Pre-Refunded, 7.00%, 8/15/16                                                400,000         463,832
     Series B-1, Pre-Refunded, 7.30%, 8/15/11                                                            8,000,000       9,195,781
     Series C, 7.25%, 8/15/24                                                                            3,540,000       3,846,210
     Series C, Pre-Refunded, 7.25%, 8/15/24                                                              1,305,000       1,445,953
     Series C, Sub-Series C-1, 7.00%, 8/01/17                                                            1,860,000       2,047,879
     Series C, Sub-Series C-1, 7.00%, 8/01/18                                                           14,545,000      16,436,286
     Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 8/01/17                                                 70,000          79,102
     Series C, Sub-Series C-1, Pre-Refunded, 7.00%, 8/01/18                                              5,455,000       5,993,845
     Series D, 8.00%, 8/01/99                                                                            1,760,000       1,876,635
     Series D, 7.30%, 2/01/01                                                                            5,000,000       5,439,050
     Series D, 8.25%, 8/01/13                                                                              145,000         164,433
     Series D, 8.25%, 8/01/14                                                                               85,000          96,392
     Series D, 7.625%, 2/01/15                                                                             700,000         782,971
     Series D, 8.00%, 8/01/16                                                                               50,000          56,186
     Series D, 7.50%, 2/01/17                                                                              865,000         963,428
     Series D, 8.00%, 8/01/17                                                                              100,000         112,554
     Series D, 8.00%, 8/01/18                                                                               50,000          56,186
     Series D, 8.00%, 8/01/19                                                                               30,000          33,602
     Series D, 6.00%, 2/15/25                                                                          $31,300,000    $ 32,170,140
     Series D, ETM, 8.00%, 8/01/99                                                                         240,000         255,823
     Series D, Group B, 8.25%, 8/01/11                                                                     160,000         181,443
     Series D, Group B, 8.25%, 8/01/12                                                                     245,000         277,835
     Series D, Pre-Refunded, 8.25%, 8/01/12                                                             10,880,000      12,557,261
     Series D, Pre-Refunded, 8.25%, 8/01/13                                                              7,605,000       8,777,387
     Series D, Pre-Refunded, 8.25%, 8/01/14                                                              4,255,000       4,902,909
     Series D, Pre-Refunded, 7.625%, 2/01/15                                                             8,300,000       9,486,485
     Series D, Pre-Refunded, 7.50%, 2/01/16                                                              5,000,000       5,684,490
     Series D, Pre-Refunded, 7.50%, 2/01/17                                                             11,135,000      12,673,189
     Series E, 6.50%, 12/01/12                                                                           2,610,000       2,650,820
     Series E, 6.00%, 8/01/26                                                                            3,000,000       3,093,090
     Series F, 8.20%, 11/15/04                                                                             835,000         953,787
     Series F, 6.50%, 2/15/07                                                                            8,050,000       8,829,321
     Series F, 6.50%, 2/15/08                                                                            7,540,000       8,217,017
     Series F, 6.60%, 2/15/10                                                                           16,000,000      17,380,480
     Series F, 8.25%, 11/15/15                                                                             160,000         182,483
     Series F, 8.25%, 11/15/17                                                                             200,000         228,498
     Series F, Pre-Refunded, 8.20%, 11/15/04                                                             4,500,000       5,230,350
     Series F, Pre-Refunded, 8.25%, 11/15/15                                                             1,840,000       2,142,018
     Series F, Pre-Refunded, 8.25%, 11/15/17                                                             2,300,000       2,677,522
     Series G, 6.00%, 10/15/26                                                                          15,335,000      15,849,796
     Series H, 7.10%, 2/01/12                                                                              330,000         363,079
     Series H, 7.20%, 2/01/14                                                                            1,040,000       1,148,618
     Series H, 7.00%, 2/01/16                                                                            1,455,000       1,589,471
     Series H, Pre-Refunded, 7.10%, 2/01/12                                                              2,670,000       2,992,269
     Series H, Pre-Refunded, 7.20%, 2/01/14                                                              8,960,000      10,057,331
     Series H, Pre-Refunded, 7.00%, 2/01/16                                                              2,545,000       2,842,434
     Series H, Sub-Series H-1, 6.125%, 8/01/09                                                          11,750,000      12,491,660
     Series I, 6.25%, 4/15/13                                                                           36,610,000      39,052,253
     Series I, 6.25%, 4/15/27                                                                            7,000,000       7,413,700
New York City Health and Hospital Authority Local Government Revenue, Series A,
     6.00%, 2/15/07                                                                                      5,010,000       5,246,723
     6.30%, 2/15/20                                                                                     18,235,000      19,009,440
New York City Municipal Water Finance Authority, Water and Sewer System Revenue,
     Series A, 7.10%, 6/15/12                                                                            2,455,000       2,691,466
     Series A, 7.00%, 6/15/15                                                                            4,980,000       5,434,525
     Series B, 5.875%, 6/15/26                                                                           6,500,000       6,733,610
     Series B, 5.75%, 6/15/29                                                                           15,000,000      15,357,900
     Series B, MBIA Insured, 5.75%, 6/15/26                                                              3,000,000       3,095,880
     Series B, Pre-Refunded, 7.00%, 6/15/19                                                              2,965,000       3,067,263
New York City Transitional Financing Authority Revenue,
 Secured Future Tax, Series A, 5.125%, 8/15/21                                                           5,000,000       4,882,050
New York State Dormitory Authority Revenue,
     City University General Resources, Series 2, MBIA Insured, 6.25%, 7/01/19                           4,000,000       4,242,640
     City University System, Third Generation Resources, Series 2, 6.00%, 7/01/20                       16,860,000      17,407,781
     Mental Health Services Facilities, Series A, 6.00%, 8/15/17                                        18,000,000      18,716,400
New York State Dormitory Authority Revenue, (cont.)
     Mental Health Services Facilities, Series A, 5.75%, 2/15/27                                       $ 5,000,000     $ 5,069,950
     Our Lady Nursing Home, FHA Insured, 5.90%, 8/01/20                                                  6,750,000       7,017,908
     Refunding, City University System, Third Generation Resources, Series 2, 6.00%, 7/01/26            19,650,000      20,304,345
     Refunding, State University Educational Facilities, Series B, 7.375%, 5/15/14                       4,240,000       4,591,114
     Refunding, State University Educational Facilities, Series B, 7.00%, 5/15/16                        2,000,000       2,140,980
     State University Educational Facilities, 6.00%, 5/15/18                                             5,000,000       5,213,900
New York State Energy Research and Development Authority, Electric Facilities Revenue,
     Consolidated Edison Co., Inc., Project B, 9.25%, 9/15/22                                            5,000,000       5,184,750
     Long Island Light, Series A, 7.15%, 6/01/20                                                        17,500,000      18,977,175
     Long Island Light, Series A, 7.15%, 2/01/22                                                         1,500,000       1,626,615
     Refunding, Consolidated Edison Co., Inc., Series A, 6.10%, 8/15/20                                  8,500,000       9,016,120
New York State HFA, Refunding, Health Facilities, New York City, Series A, 5.90%, 5/01/05               14,070,000      14,798,967
New York State HFA, Refunding, Housing Project Mortgage, Series A, FSA Insured,
     6.10%, 11/01/15                                                                                     5,550,000       5,830,719
     6.125%, 11/01/20                                                                                    4,250,000       4,456,083
New York State HFA, Service Contract Revenue,
     Refunding, Series C, 5.875%, 9/15/14                                                                4,675,000       4,788,275
     Refunding, Series C, 6.125%, 3/15/20                                                               25,500,000      26,290,755
     Series A, 6.375%, 9/15/14                                                                           3,155,000       3,382,886
     Series A, 6.375%, 9/15/16                                                                           3,785,000       4,017,210
     Series A, 6.50%, 3/15/25                                                                           10,000,000      10,713,100
New York State Local Government Assistance Corp., Series A, 6.50%, 4/01/20                               6,000,000       6,406,980
New York State Medical Care Facilities, Financial Agency Revenue,
     Hospital and Nursing Home, FSA Mortgage Insured, 6.50%, 2/15/34                                     7,065,000       7,558,066
     Hospital Mortgage, Series A, AMBAC Insured, 6.50%, 8/15/29                                          7,600,000       8,403,548
     Refunding, Hospital and Nursing Home, FSA Mortgage Insured, 6.40%, 8/15/14                         10,930,000      11,922,881
     The Hospital for Special Surgery, Series A, 6.375%, 8/15/24                                        12,500,000      13,460,500
New York State Tollway Authority, Service Contract Revenue, Local Highway and Bridge,
     6.25%, 4/01/14                                                                                     11,600,000      12,407,244
     5.75%, 4/01/16                                                                                     13,200,000      13,510,464
New York State Urban Development Corp., Correctional Capital Facilities, Series 5, 6.10%, 1/01/12        7,685,000       8,057,569
New York State Urban Development Corp. Revenue, Youth Facilities, 6.00%, 4/01/17                        11,720,000      12,200,754
Warren and Washington Counties IDA Revenue, Refunding,
 Adirondack Resource Recovery Project, Series A, 7.90%, 12/15/07                                         4,800,000       4,980,528
                                                                                                                         ---------
                                                                                                                     1,078,835,374
                                                                                                                         ---------
NORTH CAROLINA 2.9%
Charlotte-Mecklenberg Hospital Authority, Health Care System Revenue, Series A,
     5.90%, 1/15/16                                                                                      9,900,000      10,394,109
     5.875%, 1/15/26                                                                                     5,000,000       5,160,100
North Carolina Eastern Municipal Power Agency, Power System Revenue,
     Refunding, Series A, 6.50%, 1/01/17                                                                25,700,000      26,738,794
     Refunding, Series A, 6.50%, 1/01/24                                                                 3,250,000       3,275,448
     Refunding, Series A, Pre-Refunded, 8.00%, 1/01/21                                                  20,000,000      20,527,400
     Refunding, Series B, 6.25%, 1/01/12                                                                 6,875,000       7,089,913
     Refunding, Series B, 6.00%, 1/01/22                                                                 1,250,000       1,310,550
North Carolina Eastern Municipal Power Agency, Power System Revenue, (cont.)
     Refunding, Series B, 6.25%, 1/01/23                                                               $39,030,000    $ 42,260,903
     Refunding, Series B, FGIC Insured, 6.25%, 1/01/23                                                   4,000,000       4,301,600
     Refunding, Series B, MBIA Insured, 5.80%, 1/01/16                                                  11,175,000      11,611,496
     Refunding, Series B, MBIA Insured, 5.875%, 1/01/21                                                 13,325,000      13,826,420
     Series B, 6.00%, 1/01/05                                                                            1,355,000       1,428,888
     Series D, 5.875%, 1/01/13                                                                           7,440,000       7,510,606
     Series G, 5.75%, 12/01/16                                                                          14,420,000      14,402,696
North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Refunding,
     5.75%, 1/01/15                                                                                     12,435,000      12,439,352
     Series 1982, 6.25%, 1/01/17                                                                        15,620,000      16,473,789
Wake County IPC, Financing Authority Revenue, Carolina Power and Light, 6.90%, 4/01/09                   5,000,000       5,361,450
                                                                                                                         ---------
                                                                                                                       204,113,514
                                                                                                                         ---------
NORTH DAKOTA .4%
Dickinson Health Care Facilities Revenue, BHS Long-Term Care, Inc., 7.625%, 2/15/20                      7,750,000       8,220,348
Ellendale MFHR, Ellendale Manor Apartments Project, 9.75%, 7/01/16                                         310,000         313,032
Mercer County PCR, Basin Power Corp.,
     Second Series, AMBAC Insured, 6.05%, 1/01/19                                                        9,130,000       9,716,237
     Series E, 7.00%, 1/01/19                                                                           11,675,000      12,296,344
Wahpeton MFHR, Evergreen Apartments Project, 9.75%, 7/01/16                                                757,000         764,358
                                                                                                                           -------
                                                                                                                        31,310,319
                                                                                                                         ---------
OHIO 1.1%
Dayton Special Facilities Revenue, Refunding, Emery Air Freight Corp., Emery Worldwide Air, Inc.,
     Series E, 6.05%, 10/01/09                                                                           4,000,000       4,271,600
     Series F, 6.05%, 10/01/09                                                                           2,750,000       2,936,725
Franklin County Hospital Facility Mortgage Revenue, Refunding,
 Presbyterian Retirement Services, Series A, 9.00%, 7/01/10                                              6,740,000       6,975,159
Franklin County Nursing Home, First Mortgage Revenue, Volunteers of America
 Care Facilities Project, 8.75%, 11/01/18                                                                2,775,000       2,889,719
Montgomery County Health Systems Revenue, Franciscan Facility, Series B-2,
     8.10%, 7/01/01                                                                                      1,800,000       1,924,020
     8.10%, 7/01/18                                                                                     12,000,000      14,256,120
Ohio HFA, Residential Mortgage Revenue, Series C, 5.75%, 9/01/28                                         7,760,000       7,858,940
Ohio State Air Quality Development Authority Revenue,
     Refunding, Dayton Power and Light Co. Project, 6.10%, 9/01/30                                      12,000,000      12,707,760
     Toledo Edison, Series B, 8.00%, 5/15/19                                                             6,325,000       6,825,371
Ohio State EDR, Good Samaritan Medical Center, Series 1990-3, 7.875%, 12/01/10                           1,585,000       1,687,137
Ohio State Water Development Authority Revenue, Refunding,
 Dayton Power, Series A, 6.40%, 8/15/27                                                                  3,250,000       3,506,685
Ohio State Water Development Facilities Authority, PCR, Toledo Edison,
 Series A, 8.00%, 5/15/19                                                                               10,000,000      10,766,400
                                                                                                                        ----------
                                                                                                                        76,605,636
                                                                                                                         ---------
OKLAHOMA 1.3%
Canadian County HFA, SFMR, Series A,
     7.70%, 9/01/05                                                                                      1,575,000       1,653,246
     7.80%, 9/01/12                                                                                      3,290,000       3,461,837
Oklahoma State Turnpike System Authority, First Senior Revenue,
 Pre-Refunded, 7.875%, 1/01/21                                                                          19,700,000      20,934,776
     Stillwater Medical Center Authority Revenue,
     Series A, 6.10%, 5/15/09                                                                          $ 3,440,000     $ 3,566,798
     Series B, 6.35%, 5/15/12                                                                            1,235,000       1,296,787
     Series B, 6.50%, 5/15/19                                                                            3,390,000       3,602,045
Tulsa County Home Financial Authority, Mortgage Revenue, Series D,
 GNMA Insured, 6.95%, 12/01/22                                                                             530,000         561,201
Tulsa County Municipal Airport Revenue,
     American Airlines-AMR Corp., 7.35%, 12/01/11                                                        4,000,000       4,461,440
     American Airlines, Inc. Project, 6.25%, 6/01/20                                                    18,530,000      19,524,320
     American Airlines, Inc. Project, 7.375%, 12/01/20                                                  11,000,000      12,006,280
     Tulsa County Parking Authority, Series B,
     6.90%, 12/01/07                                                                                     3,000,000       3,319,080
     7.00%, 12/01/14                                                                                     5,500,000       5,982,350
Tulsa County Public Facilities Authority, Recreation Facility Revenue, Pre-Refunded,
     8.875%, 2/01/03                                                                                     2,000,000       2,063,500
     9.00%, 2/01/08                                                                                      2,000,000       2,064,080
Tulsa Housing Assistance Corp. Revenue, First Lien, Refunding, 6.80%, 7/01/11                            2,740,000       2,911,716
Tulsa Industrial Authority, Hospital Revenue, St. John Medical
 Center Project, Series A, 6.25%, 2/15/14                                                                2,000,000       2,138,220
Valley View Hospital Authority Revenue, Refunding, Valley View
 Regional Medical Center, 6.00%, 8/15/14                                                                 4,000,000       4,072,640
                                                                                                                         ---------
                                                                                                                        93,620,316
                                                                                                                         ---------
OREGON .2%
     Oregon State Department of Administrative Services COP,
 Series A, AMBAC Insured, 5.80%, 5/01/24                                                                 5,000,000       5,240,150
     Oregon State EDR, Georgia Pacific Corp., Series CLVII, 6.35%, 8/01/25                               5,500,000       5,753,880
                                                                                                                         ---------
                                                                                                                        10,994,030
                                                                                                                         ---------
PENNSYLVANIA 3.4%
Allegheny County Hospital Development Authority Revenue, Refunding,
 University of Pittsburgh Health Center,
  Series A, MBIA Insured, 5.625%, 4/01/27                                                                6,550,000       6,629,321
Allegheny County IDA Revenue, Environmental Improvement, 6.70%, 12/01/20                                 5,250,000       5,672,783
Beaver County IDA, PCR, Ohio Edison Co., Beaver Valley Project, Series A, 7.75%, 9/01/24                14,250,000      15,093,458
Cambria County HDA, Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B,
     6.30%, 7/01/08                                                                                      9,600,000      10,376,832
     6.375%, 7/01/18                                                                                    10,740,000      11,378,171
     Pre-Refunded, 8.875%, 7/01/18                                                                       3,000,000       3,155,910
Delaware County IDA Revenue, Refunding, Philadelphia Electric, Series 1991, 7.375%, 4/01/21              6,500,000       7,089,485
Delaware River Port Authority Revenue, Pennsylvania and New Jersey, Series 1995, FGIC Insured,
 5.50%, 1/01/26                                                                                          5,000,000       5,065,600
Delaware Valley Regional Finance Authority, Local Government Revenue,
 Series B, AMBAC Insured, 5.60%, 7/01/17                                                                 5,000,000       5,262,950
Lancaster County Solid Waste Management Authority,
 Resource Recovery System Revenue, Series A, 8.50%, 12/15/10                                            22,500,000      23,416,650
Lehigh County IDA, PCR, Refunding, Pennsylvania Power and Light Co. Project,
 Series A, MBIA Insured, 6.15%, 8/01/29                                                                  4,000,000       4,246,280
Montgomery County Higher Education and Health Authority,
 Hospital Revenue, Pre-Refunded, Jeanes Health System Project, 8.75%, 7/01/20                            5,500,000       6,220,610
Pennsylvania EDA, Financing Authority Revenue, Macmillan, L.P. Project, 7.60%, 12/01/20                  5,000,000       5,762,550
Pennsylvania EDA, Financing Resources Recovery Revenue,
 Colver Project, Series D, 7.125%, 12/01/15                                                             13,500,000      14,870,520
Pennsylvania State Financial Authority Revenue, Refunding,
 Municipal Capital Improvements Program, 6.60%,  11/01/09                                              $33,280,000    $ 36,190,669
Pennsylvania State HFA,
     Refunding, Rental Housing, FGIC Insured, 6.40%, 7/01/12                                            10,590,000      11,168,426
     SFM, Series 1991, 7.15%, 4/01/15                                                                    3,635,000       3,861,642
     Pennsylvania State Higher Educational Facilities Authority,
 College and University Revenues, Lycoming College,
  Pre-Refunded, 8.375%, 10/01/18                                                                         2,000,000       2,118,300
Pennsylvania State Pooled Finance Authority, Lease Revenue,
 Capital Improvement, Series B, MBIA Insured, 8.00%, 11/01/09                                            4,445,000       4,662,449
Philadelphia Gas Works Revenue,
     Series 13, Pre-Refunded, 7.70%, 6/15/21                                                             2,850,000       3,229,848
     Series A, 6.375%, 7/01/26                                                                           3,950,000       4,140,588
Philadelphia GO, Refunding, Series A,
     11.50%, 8/01/98                                                                                     1,545,000       1,625,742
     11.50%, 8/01/99                                                                                     2,400,000       2,670,768
     11.50%, 8/01/00                                                                                     1,000,000       1,169,600
Philadelphia Hospital and Higher Education Facilities Authority Revenue,
Albert Einstein Medical Center, 7.50%, 4/01/99                                                           7,635,000       7,905,126
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,
 Temple University Hospital, 5.875%, 11/15/23                                                            5,000,000       5,074,850
Philadelphia Housing RDA Revenue, Sub-Series 2-B, 8.625%, 8/01/26                                        3,840,000       3,883,469
Philadelphia Municipal Authority, Gas Works Lease Revenue, 7.50%, 5/01/01                                1,000,000       1,060,250
Philadelphia School District, Series B, AMBAC Insured, 5.375%, 4/01/19                                   7,000,000       7,002,170
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04                                    10,790,000      12,366,851
South Fork Municipal Authority, Hospital Revenue,
 Conemaugh Valley Memorial Hospital Project, Series A,
     MBIA Insured, 5.75%, 7/01/26                                                                        5,000,000       5,127,750
Westmoreland County IDA Revenue, Refunding, Citizens General Hospital Project,
 Series A, 8.25%, 7/01/13                                                                                3,000,000       3,073,710
                                                                                                                         ---------
                                                                                                                       240,573,328
                                                                                                                         ---------
PUERTO RICO 1.0%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y,
     5.00%, 7/01/36                                                                                     59,000,000      55,637,000
     5.50%, 7/01/36                                                                                      7,000,000       7,089,320
Puerto Rico Commonwealth Urban Renewal and Housing Corp., Refunding, 7.875%, 10/01/04                    3,200,000       3,452,480
Puerto Rico Electric Power Authority Revenue, Refunding, Pre-Refunded, Series M, 8.00%, 7/01/08          2,000,000       2,095,420
Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 8.25%, 7/01/08                             5,000,000       5,244,900
                                                                                                                         ---------
                                                                                                                        73,519,120
                                                                                                                         ---------
RHODE ISLAND 1.4%
Providence Special Obligation Tax Increment, Series A, 7.65%, 6/01/16                                    9,900,000      11,078,991
Rhode Island Clean Water Financial Agency Revenue,
 Drinking Water Providence, Series A, AMBAC Insured, 6.70%, 1/01/15                                      2,200,000       2,443,518
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
     Series 2, 7.75%, 4/01/22                                                                            1,895,000       1,993,559
     Series 10-A, 6.50%, 10/01/22                                                                       20,200,000      21,405,738
     Series 10-A, 6.50%, 4/01/27                                                                        13,085,000      13,835,163
     Series 13, 6.70%, 10/01/15                                                                          7,400,000       7,965,878
Rhode Island (cont.)
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity, (cont.)
     Series 13, 6.85%, 4/01/27                                                                         $ 3,910,000     $ 4,218,812
     Series 15-A, 6.85%, 10/01/24                                                                       15,000,000      16,240,950
     Series 16-A, 6.375%, 10/01/26                                                                       2,720,000       2,724,488
     Series 17-A, 6.25%, 4/01/17                                                                         2,320,000       2,322,645
Rhode Island Port Authority and Economic Development Corp.,
 Refunding, Shepard Building Project, Series B,
  AMBAC Insured, 6.75%, 6/01/25                                                                          3,000,000       3,316,410
Rhode Island State Health and Educational Building Corp. Revenue,
     Health Facilities, Tockwotton Home, Pre-Refunded, 7.25%, 4/15/17                                    3,000,000       3,397,590
     Roger William Realty, FHA Insured, 7.50%, 8/01/29                                                     940,000         983,917
     St. Antoine Residence, 6.70%, 11/15/12                                                              2,320,000       2,504,533
     St. Antoine Residence, 6.75%, 11/15/18                                                              2,750,000       2,960,980
                                                                                                                         ---------
                                                                                                                        97,393,172
                                                                                                                         ---------
SOUTH CAROLINA 1.8%
Berkeley County School District COP, Berkeley School Facilities Group, Inc., AMBAC Insured,
 6.30%, 2/01/16                                                                                          1,800,000       1,945,332
Charleston County Resource Recovery Revenue, Foster Wheeler, Inc. Project, Series A, 9.25%, 1/01/10     24,000,000      24,894,000
Myrtle Beach COP, Myrtle Beach Convention Center Project, 6.875%, 7/01/17                                5,000,000       5,324,300
Piedmont Municipal Power Agency, South Carolina Electric Revenue, Refunding,
     6.55%, 1/01/16                                                                                     18,115,000      18,135,651
     6.60%, 1/01/21                                                                                     25,505,000      25,534,076
     6.375%, 1/01/25                                                                                     5,500,000       5,705,315
     Series A, 5.75%, 1/01/24                                                                            3,150,000       3,137,054
     Series A, AMBAC Insured, 5.75%, 1/01/24                                                             5,050,000       5,050,909
Richland County PCR, Refunding, Union Camp Corp. Project, Series C, 6.55%, 11/01/20                      3,000,000       3,244,410
South Carolina State Housing, Finance and Development Authority, Mortgage Revenue,
 Series A-2, AMBAC Insured, 5.80%, 7/01/27                                                               6,405,000       6,605,541
South Carolina State Public Service Authority Revenue, Refunding,
     Series A, AMBAC Insured, 6.375%, 7/01/21                                                           12,765,000      13,567,153
     Series B, Pre-Refunded, 6.00%, 7/01/31                                                             10,000,000      10,603,400
Spartanburg County Health Services District, Inc.,
 Hospital Revenue, Series A, MBIA Insured, 5.50%, 4/15/27                                                3,000,000       3,012,510
                                                                                                                         ---------
                                                                                                                       126,759,651
                                                                                                                         ---------
SOUTH DAKOTA .4%
Lawrence County PCR, Refunding, Black Hills Power and Light Co. Project, 6.70%, 6/01/10                  5,000,000       5,429,550
South Dakota State HDA, Homeownership Mortgage,
     Series A, 6.30%, 5/01/17                                                                            4,130,000       4,331,214
     Series A, 7.15%, 5/01/27                                                                           10,580,000      11,184,753
     Series B, 7.10%, 5/01/17                                                                            3,115,000       3,298,318
     Series D, 6.65%, 5/01/14                                                                            3,480,000       3,764,664
     Series G, 7.125%, 5/01/14                                                                           3,435,000       3,766,684
                                                                                                                         ---------
                                                                                                                        31,775,183
                                                                                                                         ---------
TENNESSEE .8%
Franklin IDB, MFHR, Refunding, Landings Apartment Project, Series A,
 FSA Insured, 6.00%, 10/01/26                                                                            2,000,000       2,072,760
Gatlinburg COP, Gatlinburg Convention Center, Inc., Pre-Refunded, 9.25%, 12/01/12                        6,690,000       6,916,189
Hamilton County IDB, MFHR, Patten Towers Apartments, Series A,
     6.125%, 8/01/05                                                                                   $ 2,515,000     $ 2,607,904
     6.30%, 8/01/07                                                                                      1,000,000       1,041,980
Knox County Health, Educational and Housing Facilities Board, MFHR,
 GNMA Secured, East Towne Village Project, 8.20%, 7/01/28                                                4,770,000       4,976,636
Memphis-Shelby County Airport Authority, Special Facilities
 and Project Revenue, Federal Express Corp., 7.875%, 9/01/09                                            14,690,000      16,528,160
     6.75%, 9/01/12                                                                                      6,520,000       7,114,494
Metropolitan Nashville Airport Authority Revenue, Series C, FGIC Insured, 6.60%, 7/01/15                 1,940,000       2,105,986
Mount Pleasant IDR, PCR, Stauffer Chemical Co. Project, 8.00%, 12/01/12                                  1,990,000       2,193,239
Nashville and Davidson County Revenue, IDB, Refunding & Improvement,
 Osco Treatment, Inc.,  6.00%, 5/01/03                                                                   5,000,000       5,184,000
Tennessee HDA, Homeownership Program,
     Series 1992, 6.80%, 7/01/17                                                                         2,360,000       2,501,930
     Series P, 7.70%, 7/01/16                                                                            4,580,000       4,744,651
     Tennessee State Local Development Authority Revenue,
 Community Provider Pooled Loan Program, 6.45%, 10/01/14                                                 2,275,000       2,433,681
                                                                                                                         ---------
                                                                                                                        60,421,610
                                                                                                                         ---------
TEXAS 6.7%
Austin Combined Utility System Revenue, Series A, Pre-Refunded, 8.00%, 11/15/16                         18,100,000      20,332,997
Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16                                  11,310,000      12,207,675
Bexar County Health Facilities Development Corp. Revenue,
     Incarnate Word Facility, FSA Insured, 6.00%, 11/15/15                                               4,500,000       4,749,660
     Refunding, Incarnate Word Health Services, FSA Insured, 6.10%, 11/15/23                             8,300,000       8,758,326
Bexar County HFC, MFHR, Sunpark Apartments Project, 6.875%, 12/01/12                                     1,735,000       1,810,420
Bexar Metropolitan Water District, Water Works Systems Revenue,
 Refunding, MBIA Insured, 5.875%, 5/01/22                                                                5,000,000       5,208,400
Brazos River Authority, Collateralized, PCR, Texas Utilities Electric Co. Project, Series A,
     9.25%, 3/01/18                                                                                     17,550,000      18,178,290
     8.25%, 1/01/19                                                                                     15,000,000      15,887,100
Dallas-Fort Worth International Airport Facilities, Improvement Corp. Revenue,
 American Airlines, Inc., 8.00%, 11/01/24                                                               99,000,000     109,587,060
     Refunding, 6.00%, 11/01/14                                                                         29,400,000      30,909,984
El Paso HFC, SFMR, Series A, 8.75%, 10/01/11                                                             4,715,000       5,128,034
Grand Prairie Health Facilities Development Corp., Hospital Revenue,
 Refunding, Dallas/Ft. Worth Medical Center
  Project, AMBAC Insured, 6.875%, 11/01/10                                                               2,700,000       3,064,608
Grand Prairie HFC, SFMR, 10.75%, 9/01/14                                                                   980,000       1,010,302
Harris County IDR, Marine Terminal Revenue, Refunding, 6.95%, 2/01/22                                   20,250,000      22,059,743
Harris County Toll Road Revenue, Multiple Mode, Senior Lien, Pre-Refunded,
     Series C, 8.125%, 8/15/17                                                                           3,500,000       3,645,355
     Series D, 8.25%, 8/15/07                                                                            4,000,000       4,251,280
     Series D, 8.30%, 8/15/17                                                                            5,000,000       5,316,000
Houston Water and Sewer System Revenue, Refunding,
     Junior Lien, Series A, MBIA Insured, Pre-Refunded, 6.20%, 12/01/20                                 22,500,000      25,064,100
     Series B, 6.375%, 12/01/14                                                                         21,000,000      22,391,040
Joshua ISD, Refunding, Series B, 6.125%, 2/15/26                                                            20,000          20,328
Lubbock HFC, SFMR, Refunding, MBS Program, Series A, GNMA Secured, 6.125%, 12/01/17                      1,000,000       1,043,780
Matagorda County Navigation District No. 1, PCR, Collateralized, Refunding,
     Central Power and Light Co. Project, MBIA Insured, 6.10%, 7/01/28                                 $25,300,000    $ 26,271,014
     Houston Lighting and Power Co., 6.00%, 7/01/28                                                     19,200,000      20,022,912
     Houston Lighting and Power Co., Series A, AMBAC Insured, 6.70%, 3/01/27                             5,500,000       5,990,380
     Houston Lighting and Power Co., Series B, 7.70%, 2/01/19                                           40,975,000      42,107,139
Mesquite HFC, SFMR, Series 1983, 10.75%, 9/01/14                                                         1,070,000       1,104,615
Red River Pollution Control Authority, Refunding, West Texas Utilities Co. Project,
 MBIA Insured,  6.00%, 6/01/20                                                                           5,000,000       5,271,950
Sabine River Authority PCR, Refunding,
     Southwestern Electric Power Co., MBIA Insured, 6.10%, 4/01/18                                       4,000,000       4,246,600
     Texas Utilities Electric Co. Project, 6.55%, 10/01/22                                               7,700,000       8,319,927
San Antonio Electric and Gas Revenue, Refunding, 5.50%, 2/01/20                                         10,000,000      10,141,400
San Antonio Water Revenue, Refunding, MBIA Insured, 6.50%, 5/15/10                                       5,000,000       5,450,600
Tarrant County Health Facilities Development Corp., Health Services Revenue,
 Texas Health Resources System,
  Series A, MBIA Insured, 5.00%, 2/15/26                                                                10,000,000       9,381,300
Texas Housing Agency, Residential Development Mortgage Revenue, Series D,
     8.35%, 1/01/08                                                                                      1,440,000       1,494,230
     8.35%, 7/01/08                                                                                      2,975,000       3,087,039
Texas Housing Agency, SFMR, Series B, 8.20%, 3/01/16                                                     2,295,000       2,347,739
Texas Water Development Board Revenue, State Revolving Fund, 6.00%, 7/15/13                              2,500,000       2,627,475
Texas Water Resources Finance Authority Revenue, 7.625%, 8/15/08                                         2,370,000       2,456,221
Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27                                            3,735,000       4,075,296
Tyler Health Facilities Development Corp., Hospital Revenue, Refunding,
 East Texas Medical Center Project, Series A,
  MBIA Insured, 5.50%, 11/01/17                                                                          1,735,000       1,750,147
                                                                                                                         ---------
                                                                                                                       476,770,466
                                                                                                                         ---------
U.S. TERRITORIES
Virgin Islands HFA Mortgage Revenue, Series B, GNMA Secured,
 Pre-Refunded, 8.10%, 12/01/18                                                                             690,000         733,725
                                                                                                                           -------

UTAH 1.6%
Carbon County, Solid Waste Disposal Revenue, Refunding, Laidlaw, Inc. Project,
 Series A, 7.50%, 2/01/10                                                                                5,050,000       5,694,582
Intermountain Power Agency, Power Supply Revenue,
     Refunding, Series A, 6.15%, 7/01/14                                                                25,000,000      26,732,000
     Refunding, Series B, 7.75%, 7/01/20                                                                34,805,000      36,318,669
     Second Crossover, Series 86-C, 5.75%, 7/01/20                                                       5,500,000       5,501,595
Salt Lake City College Revenue, Westminster College Project,
     5.70%, 10/01/17                                                                                     1,000,000       1,005,580
     5.75%, 10/01/27                                                                                     1,000,000       1,008,070
Utah State HFA, Refunding, Series A, 6.50%, 5/01/19                                                      2,945,000       3,069,662
Utah State HFA, SFM,
     Refunding, 6.80%, 1/01/12                                                                           1,870,000       1,992,747
     Series A, 8.50%, 7/01/19                                                                              485,000         527,656
     Series B, 6.55%, 7/01/19                                                                            3,905,000       4,191,783
     Series B, 6.55%, 7/01/26                                                                            3,980,000       4,230,541
     Series C-1, 6.80%, 7/01/12                                                                            320,000         341,005
     Series C-1, 8.375%, 7/01/19                                                                         2,440,000       2,659,258
     Series D, 8.60%, 7/01/19                                                                              450,000         502,524
     Series E-1, 6.65%, 7/01/20                                                                          2,830,000       3,009,394
     Series G-1, 8.10%, 7/01/16                                                                          1,050,000       1,150,464
Utah State School District Finance, Cooperative Revenue, Financing Pool, Series 1988,
     8.375%, 2/15/10                                                                                   $ 1,435,000     $ 1,476,859
     Mandatory Redemption 2/15/98, 8.375%, 2/15/10                                                       1,040,000       1,051,898
     Mandatory Redemption 2/15/99, 8.375%, 2/15/10                                                       1,190,000       1,228,151
     Mandatory Redemption 2/15/00, 8.375%, 2/15/10                                                       1,195,000       1,232,846
     Mandatory Redemption 2/15/01, 8.375%, 2/15/10                                                       1,245,000       1,283,458
     Mandatory Redemption 2/15/02, 8.375%, 2/15/10                                                       1,340,000       1,380,347
     Mandatory Redemption 2/15/03, 8.375%, 2/15/10                                                       1,420,000       1,461,649
     Mandatory Redemption 2/15/04, 8.375%, 2/15/10                                                       1,730,000       1,779,392
     Mandatory Redemption 2/15/05, 8.375%, 2/15/10                                                       2,450,000       2,518,061
     Mandatory Redemption 2/15/06, 8.375%, 2/15/10                                                       1,030,000       1,058,212
     Mandatory Redemption 2/15/07, 8.375%, 2/15/10                                                       1,065,000       1,094,170
     Mandatory Redemption 2/15/08, 8.375%, 2/15/10                                                       1,160,000       1,191,772
     Mandatory Redemption 2/15/09, 8.375%, 2/15/10                                                       1,210,000       1,243,142
                                                                                                                         ---------
                                                                                                                       115,935,487
                                                                                                                         ---------
VERMONT .1%
Vermont HFA, SF, Series 5, 7.00%, 11/01/27                                                               9,400,000      10,052,360
                                                                                                                        ----------

VIRGINIA .4%
Danville IDA Revenue, Regional Medical Center, FGIC Insured,
     6.50%, 10/01/19                                                                                     5,885,000       6,397,113
     6.50%, 10/01/24                                                                                     5,840,000       6,344,634
Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, 6.00%, 08/01/15              7,250,000       7,600,828
Virginia State HDA, Commonwealth Mortgage,
     Series C, Sub-Series C-6, 6.25%, 1/01/15                                                            5,120,000       5,342,157
     Series H, Sub-Series H-2, 6.55%, 1/01/17                                                            4,755,000       5,119,899
                                                                                                                         ---------
                                                                                                                        30,804,631
                                                                                                                         ---------
WASHINGTON 4.1%
Chelan County PUD No. 1, Cheland Hydro Consolidated System Revenue,
     Pre-Refunded, 9.30%, 7/01/62                                                                        5,000,000       5,141,400
     Series A, 5.65%, 7/01/32                                                                            5,000,000       5,012,250
Pierce County EDC, Refunding, Solid Waste-Steilacoom Revenue, 6.60%, 8/01/22                            32,480,000      34,390,798
Port Moses Lake Public Corp., Washington PCR, Union Carbide Corp.,
     7.50%, 8/01/04                                                                                      2,100,000       2,114,553
     7.875%, 8/01/06                                                                                     1,000,000       1,029,370
SeaTac GO, Series 1994, 6.50%, 12/01/13                                                                  2,760,000       3,016,790
Seattle Municipality, Metropolitan Seattle Sewer Revenue,
     Refunding, Series V, 6.20%, 1/01/32                                                                 9,680,000      10,028,867
     Series W, MBIA Insured, 6.25%, 1/01/21                                                              2,500,000       2,651,900
Seattle Special Obligation, Chinatown International District, 5.90%, 8/01/26                             4,810,000       4,988,884
     Snohomish County USD No. 6, 6.50%, 12/01/11                                                         7,000,000       7,944,930
University of Washington Alumni Association, Lease Revenue,
 Medical Center Roosevelt II, 6.30%, 8/15/14                                                             4,000,000       4,352,920
Washington State Housing Finance Commission, MFMR,
 Refunding, Series A, 7.90%, 7/01/30                                                                     4,795,000       4,945,227
Washington State Public Power Supply System Revenue,
 Nuclear Project No. 1, Refunding, Series A,
     6.00%, 7/01/09                                                                                     18,330,000      19,668,090
     6.00%, 7/01/12                                                                                     22,400,000      23,025,184
Washington State Public Power Supply System Revenue, Nuclear Project No. 1,
 Refunding, Series A, (cont.)
     6.05%, 7/01/12                                                                                    $35,355,000    $ 36,777,332
     6.25%, 7/01/12                                                                                     16,150,000      17,045,841
     6.25%, 7/01/17                                                                                     23,205,000      24,385,902
     Pre-Refunded, 6.50%, 7/01/15                                                                       34,070,000      37,682,101
     Pre-Refunded, 6.00%, 7/01/17                                                                       21,250,000      21,888,350
     Washington State Public Power Supply System Revenue, Nuclear Project No. 2,
 Refunding, Series A, 6.30%, 7/01/12                                                                     7,700,000       8,594,201
     Washington State Public Power Supply System Revenue,
 Nuclear Project No. 3, Refunding, Series A,
     BIG Insured, 6.00%, 7/01/18                                                                         3,500,000       3,533,075
     Pre-Refunded, 6.50%, 7/01/18                                                                       13,350,000      14,585,009
                                                                                                                        ----------
                                                                                                                       292,802,974
                                                                                                                         ---------
WEST VIRGINIA .5%
     Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project, 6.50%, 4/01/25               3,500,000       3,772,685
     New Martinsville Building Commission Revenue, City of New Martinsville Project,
 Series A, Pre-Refunded, 8.50%, 11/01/03                                                                 2,165,000       2,240,970
     Putnam County PCR, Refunding, FMC Corp. Project, 5.625%, 10/01/13                                   1,700,000       1,712,359
     Taylor County PCR, Union Carbide Corp., 7.625%, 8/01/05                                             2,400,000       2,794,896
     West Virginia State Hospital Financing Authority Revenue,
 Refunding & Improvement, Logan General Hospital
  Project, 7.25%, 7/01/20                                                                                7,000,000       7,310,030
     West Virginia State Housing Development Fund, Housing Finance, Series D,
     7.00%, 5/01/17                                                                                      6,000,000       6,417,960
     7.05%, 11/01/24                                                                                     9,000,000       9,644,580
     West Virginia State Water Development Authority Revenue, Loan Program II,
 Series A, Pre-Refunded, 8.625%, 11/01/28                                                                5,000,000       5,325,750
                                                                                                                         ---------
                                                                                                                        39,219,230
                                                                                                                         ---------
WISCONSIN 1.0%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17                                               2,200,000       2,306,942
Madison Industrial Gas and Electric Co. Project, Series A, 6.75%, 4/01/27                                4,220,000       4,555,490
Wisconsin Housing and EDA, Homeownership Revenue,
     Refunding, Series A, 6.10%, 11/01/10                                                                9,190,000       9,746,363
     Series 1, 6.75%, 9/01/15                                                                           10,230,000      10,950,499
     Series 1, 6.75%, 9/01/17                                                                            3,000,000       3,204,870
     Series A, 6.90%, 3/01/16                                                                            1,985,000       2,170,578
     Series A, 6.45%, 3/01/17                                                                            5,500,000       5,844,630
     Series A, 7.10%, 3/01/23                                                                           10,580,000      11,300,921
     Series B, 7.05%, 11/01/22                                                                           3,000,000       3,218,220
Wisconsin State Health and Educational Facilities Authority Revenue,
 Mercy Health Systems Corp., AMBAC Insured,
     6.125%, 8/15/13                                                                                     6,500,000       6,945,380
     6.125%, 8/15/17                                                                                     7,500,000       7,966,650
                                                                                                                         ---------
                                                                                                                        68,210,543
                                                                                                                         ---------
WYOMING .3%
Wyoming CDA, Housing Revenue, Refunding, Series 6, 6.10%, 12/01/28                                     $11,540,000    $ 11,981,751
Wyoming CDA, MF Mortgage, Series A,
     6.90%, 6/01/12                                                                                      1,460,000       1,523,174
     6.95%, 6/01/24                                                                                      3,530,000       3,697,992
Wyoming CDA, SFM,
     Series A, 7.25%, 6/01/21                                                                            2,500,000       2,702,024
     Series G, 7.375%, 6/01/17                                                                           1,605,000       1,706,226
                                                                                                                         ---------
                                                                                                                        21,611,167
                                                                                                                         ---------
TOTAL BONDS (COST $6,352,145,389)                                                                                    6,851,964,820
                                                                                                                     -------------

ZERO COUPON BONDS 2.0%
     Calcasieu Parish, Louisiana, Memorial Hospital Service District Revenue,
 Lake Charles Parish Memorial Hospital
  Hospital Project, Series A, 12/01/22                                                                  11,040,000       7,007,971
     Chicago RMR, Refunding, Series B, MBIA Insured, 10/01/09                                           12,410,000       5,451,588
     Coldwater, Michigan, Community Schools, MBIA Insured, Pre-Refunded, 5/01/18                         5,935,000       1,909,407
     Colorado Springs Airport Revenue, Series C,
     1/01/03                                                                                             1,660,000       1,270,148
     1/01/05                                                                                             1,610,000       1,095,024
     1/01/07                                                                                             1,675,000       1,009,287
     1/01/08                                                                                               800,000         451,623
     1/01/11                                                                                             1,450,000         665,346
     Cook County, Illinois, Community Consolidated School District No. 54,
 Schaumburg Township, Series B,
  FGIC Insured, Pre-Refunded,
     1/01/07                                                                                             3,505,000       2,178,952
     1/01/08                                                                                             4,800,000       2,792,351
     1/01/09                                                                                             4,380,000       2,382,062
     1/01/10                                                                                             5,760,000       2,935,583
Harrison, Michigan, Community Schools, AMBAC Insured, 5/01/20                                            6,000,000       1,548,360
Jefferson County, Kentucky, Capital Projects Corp., Lease Revenue, Refunding, Series A,
     8/15/07                                                                                             1,640,000       1,022,555
     8/15/08                                                                                             4,505,000       2,617,991
     8/15/09                                                                                             4,580,000       2,501,962
     8/15/10                                                                                             4,620,000       2,382,625
     8/15/13                                                                                             6,825,000       3,012,964
     8/15/14                                                                                             6,860,000       2,801,281
     8/15/16                                                                                             7,005,000       2,528,874
     8/15/17                                                                                             7,115,000       2,432,973
Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue,
 McCormick Place Expansion Project, Series A, FGIC Insured,
     6/15/08                                                                                             8,500,000       5,074,924
     6/15/09                                                                                            11,000,000       6,185,520
     6/15/10                                                                                             8,000,000       4,228,560
     6/15/11                                                                                             9,690,000       4,805,173
     6/15/12                                                                                               250,000         202,952
     Pre-Refunded, 6/15/12                                                                              11,550,000       9,837,134
Owensboro, Kentucky, Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08                  5,250,000       3,220,612
San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue,
     Refunding, Series A, 1/15/21                                                                      $50,000,000    $ 30,069,000
     Senior Lien, Pre-Refunded, 1/01/23                                                                  7,000,000       1,823,220
Shreveport, Louisiana, Water and Sewer Revenue, Series B, FGIC Insured,
     12/01/07                                                                                              490,000         285,228
     12/01/08                                                                                            2,530,000       1,374,118
     12/01/09                                                                                            4,080,000       2,062,521
     12/01/10                                                                                            5,630,000       2,655,557
Spring, Texas, ISD, Refunding, FGIC Insured, Pre-Refunded, 8/15/08                                       7,000,000       3,425,590
University of Illinois Revenues, AMBAC Insured, 4/01/10                                                 14,250,000       7,565,040
Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Refunding, Series B,
     Nuclear Project No. 2, Series A, 7/01/13                                                           11,000,000       4,619,010
     Nuclear Project No. 3, Series B, 7/01/12                                                            6,400,000       2,860,864
     Nuclear Project No. 3, Series B, 7/01/14                                                           15,000,000       5,920,500
                                                                                                                         ---------
  TOTAL ZERO COUPON BONDS (COST $128,127,587)                                                                          146,214,450
                                                                                                                       -----------
  TOTAL LONG TERM INVESTMENTS (COST $6,480,272,976)                                                                  6,998,179,270
                                                                                                                         ---------
aSHORT TERM INVESTMENTS .8%
Arkansas State Development Financing Authority, Higher Education,
 Capital Assets, Series A, FGIC Insured,
  Daily VRDN and Put, 3.60%, 3/01/15                                                                       300,000         300,000
Connecticut State Development Authority, PCR, Refunding,
 Connecticut Light & Power Co. Project, Series A,
 Weekly VRDN and Put, 3.60%, 9/01/28                                                                       100,000         100,000
Howard County, Maryland, MFHR, Avalon Meadows Project, FNMA Secured,
 Weekly VRDN and Put, 3.55%, 6/15/26                                                                       100,000         100,000
Jackson County, Mississippi, PCR, Refunding, Chevron U.S.A., Inc. Project,
 Daily VRDN and Put, 4.00%, 12/01/16                                                                    10,800,000      10,800,000
     4.00%, 6/01/23                                                                                      7,500,000       7,500,000
Kansas City, Missouri, IDA, Hospital Revenue, Resh Health Services System,
 MBIA Insured, Daily VRDN and Put,
  4.00%, 10/15/14                                                                                        4,600,000       4,600,000
Massachusetts State Health and Educational Facilities Authority Revenue,
 Capital Assets Program, Series D,
 MBIA Insured, Daily VRDN and Put, 3.85%, 1/01/35                                                        2,100,000       2,100,000
New York City Municipal Water Financing Authority, Water and Sewer Systems Revenue,
 Series G, FGIC Insured, Daily VRDN and Put, 4.00%, 6/15/24                                              6,350,000       6,350,000
Port Authority of New York and New Jersey, Special Versatile Structure Obligation,
 Series P, Daily VRDN and Put, 4.00%, 5/01/19                                                            8,700,000       8,700,000
Princeton, Indiana, PCR, Refunding, PSI Energy, Inc. Project,
 Daily VRDN and Put, 4.00%, 4/01/22                                                                      5,000,000       5,000,000
Tennessee State GO, Series A, Weekly VRDN and Put, 3.60%, 7/02/11                                          100,000         100,000
Uinta County, Wyoming, PCR, Refunding, Chevron U.S.A., Inc. Project,
 Daily VRDN and Put,  4.00%, 8/15/20                                                                     6,800,000       6,800,000
University of Arkansas Revenues, Medical Sciences Campus,
 Weekly VRDN and Put, 3.70%, 12/01/19                                                                      100,000         100,000
Washington State Health Care Facilities Authority Revenue, Sisters of Providence,
 Series B, Daily VRDN and Put, 4.00%, 10/01/05                                                           3,800,000       3,800,000
                                                                                                                         ---------
  TOTAL SHORT TERM INVESTMENTS (COST $56,350,000)                                                                       56,350,000
                                                                                                                        ----------
  TOTAL INVESTMENTS (COST $6,536,622,976) 98.6%                                                                      7,054,529,270
  OTHER ASSETS, LESS LIABILITIES 1.4%                                                                                   98,143,545
                                                                                                                        ----------
  NET ASSETS 100.0%                                                                                                 $7,152,672,815
                                                                                                                    ==============

PORTFOLIO ABBREVIATIONS :
AMBAC    -  American Municipal Bond Assurance Corp.
BIG      -   Bond Investors Guaranty Insurance Co.
             (Acquired by MBIA in 1989 and no longer does business under this name.)
CDA      -   Community Development Authority/Agency
COP      -   Certificate of Participation
CRDA     -   Community Redevelopment Authority/Agency
EDA      -   Economic Development Authority/Agency
EDC      -   Economic Development Corp.
EDR      -   Economic Development Revenue
ETM      -   Escrow to Maturity
FGIC     -   Financial Guaranty Insurance Corp.
FHA      -   Federal Housing Authority
FI/GML   -   Federally Insured or Guaranteed Mortgage Loan
FSA   -      Financial Security Assistance
             (Some of the securities shown as FSA Insured were originally insured by Capital Guaranty Insurance
             Co. (CGIC) which was acquired by FSA in 1995 and no longer does business under this name.)
GNMA     -   Government National Mortgage Association
GO       -   General Obligation
HDA      -   Housing Development Authority
HFA      -   Housing Finance Agency
HFC      -   Housing Finance Corp.
IDA      -  Industrial Development Authority/Agency
IDB      -   Industrial Development Board
IDBR     -   Industrial Development Board Revenue
IDR      -   Industrial Development Revenue
IPC      -   Industrial Pollution Control
ISD      -   Independent School District
L.P.     -   Limited Partnership
MBIA     -   Municipal Bond Investors Assurance Corp.
MBS      -   Mortgage-Backed Securities
MF       -   Multi-Family
MFHR     -   Multi-Family Housing Revenue
MFMR     -   Multi-Family Mortgage Revenue
MFR      -   Multi-Family Revenue
PCR      -   Pollution Control Revenue
PUD      -   Public Utility District
RDA      -   Redevelopment Authority/Agency
RMR      -   Residential Mortgage Revenue
SF       -   Single Family
SFM      -   Single Family Mortgage
SFMR     -   Single Family Mortgage Revenue
SFR      -   Single Family Revenue
USD      -   Unified School District

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
bSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Financial Statements


Statement of Assets and Liabilities
October 31, 1997 (unaudited)

Assets:

      Investments in securities, at value (cost $6,536,622,976)                                              $7,054,529,270
      Cash                                                                                                          128,008
      Receivables:
           Investment securities sold                                                                            26,620,193
           Capital shares sold                                                                                    3,313,523
           Interest                                                                                             134,833,445
                                                                                                                -----------
                Total assets                                                                                  7,219,424,439
                                                                                                                -----------
Liabilities:
      Payables:
           Investment securities purchased                                                                       53,917,971
           Capital shares redeemed                                                                                2,481,887
           Affiliates                                                                                             4,351,428
           Shareholders                                                                                           5,671,784
      Other liabilities                                                                                             328,554
                                                                                                                -----------
                Total liabilities                                                                                66,751,624
                                                                                                                -----------
                  Net assets, at value                                                                       $7,152,672,815
                                                                                                             ==============
Net assets consist of:
      Undistributed net investment income                                                                 $       3,399,043
      Net unrealized appreciation                                                                               517,906,294
      Accumulated net realized loss                                                                             (56,699,252)
      Capital shares                                                                                          6,688,066,730
                                                                                                              -------------
                  Net assets, at value                                                                       $7,152,672,815
                                                                                                             ==============
CLASS I:
      Net asset value per share ($7,050,478,792 / 576,246,542 shares outstanding)*                                  $12.24
                                                                                                             ==============
      Maximum offering price per share ($12.24 / 95.75%)                                                            $12.78
                                                                                                             ==============
CLASS II:
      Net asset value per share ($102,194,023 / 8,355,777 shares outstanding)*                                      $12.23
                                                                                                             ==============
      Maximum offering price per share ($12.23 / 99%)                                                               $12.35
                                                                                                             ==============
*Redemption price is equal to net asset value less any applicable sales charge.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)


Investment income:
      Interest                                                                                                      $225,678,561
Expenses:
      Management fees (Note 5)                                                                  $16,079,652
      Distribution fees (Note 5)
        Class I                                                                                   2,484,690
        Class II                                                                                    283,834
      Transfer agent fees (Note 5)                                                                1,309,486
      Custodian fees                                                                                 34,565
      Reports to shareholders                                                                       661,809
      Registration and filing fees                                                                   78,165
      Professional fees                                                                              66,367
      Directors' fees and expenses                                                                   71,422
      Other                                                                                         153,301
                                                                                                    -------
      Total expenses                                                                                                   21,223,291
                                                                                                                       ----------
        Net investment income                                                                                          204,455,270
                                                                                                                    ---------------
Realized and unrealized gains:
      Net realized gain from investments                                                                               11,912,465
      Net unrealized appreciation on investments                                                                       181,661,217
                                                                                                                    ---------------
Net realized and unrealized gain                                                                                       193,573,682
                                                                                                                    ---------------
Net increase in net assets resulting from operations                                                                   $398,028,952
                                                                                                                     ==============

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 1997


                                                                                            SIX MONTHS         YEAR ENDED
                                                                                          ENDED 10/31/97         4/30/97
Increase (decrease) in net assets:
 Operations:
  Net investment income                                                                    $ 204,455,270      $ 422,168,480
  Net realized gain (loss) from investments                                                   11,912,465         (3,427,474)
  Net unrealized appreciation on investments                                                 181,661,217         44,923,895
                                                                                             ------------------------------
      Net increase in net assets resulting from operations                                   398,028,952        463,664,901
 Distributions to shareholders from:
  Net investment income:
   Class I                                                                                  (200,704,920)      (418,463,139)
   Class II                                                                                   (2,194,366)        (2,758,091)
                                                                                              ------------------------------
 Total distributions to shareholders                                                        (202,899,286)      (421,221,230)
 Capital share transactions (Note 2):
  Class I                                                                                    (47,838,007)      (149,230,534)
  Class II                                                                                    27,949,768         37,508,022
                                                                                              -----------------------------
 Total capital share transactions                                                            (19,888,239)      (111,722,512)
  Net increase (decrease) in net assets                                                      175,241,427        (69,278,841)
Net assets:
 Beginning of period                                                                       6,977,431,388      7,046,710,229
                                                                                           --------------------------------
 End of period                                                                            $7,152,672,815     $6,977,431,388
                                                                                          =================================
Ending undistributed net investment income included in net assets                            $ 3,399,043        $ 1,843,059
                                                                                             ==============================


See notes to financial statements.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At October 31, 1997, there were 10 billion shares of no par value capital stock authorized, of which 3 billion each were designated as Class I and Class II. Transactions in the Fund's shares were as follows:


                                                                SIX MONTHS ENDED                        YEAR ENDED
                                                                OCTOBER 31, 1997                      APRIL 30, 1997
                                                          ------------------------------------------------------------------
                                                              SHARES         AMOUNT              SHARES           AMOUNT
                                                          ------------------------------------------------------------------
CLASS I SHARES:
Shares sold                                                62,303,748    $753,030,625           82,507,276    $ 981,902,405
Shares issued in reinvestment of distributions              6,657,943      80,174,252           13,756,253      163,131,977
Shares redeemed                                           (72,893,355)   (881,042,884)        (108,778,728)  (1,294,264,916)
                                                          ------------------------------------------------------------------
Net decrease                                               (3,931,664)  $ (47,838,007)         (12,515,199)  $ (149,230,534)
                                                           =================================================================
CLASS II SHARES:
Shares sold                                                 2,698,660    $ 32,638,378            3,562,296     $ 42,300,025
Shares issued in reinvestment of distributions                113,475       1,367,615              144,321        1,713,499
Shares redeemed                                              (501,411)     (6,056,225)            (546,174)      (6,505,502)
                                                             ---------------------------------------------------------------
Net increase                                                2,310,724    $ 27,949,768            3,160,443     $ 37,508,022
                                                            ===============================================================

3. TAX INFORMATION

At April 30, 1997, the Fund had tax basis capital losses of $68,611,717 which may be carried over to offset future capital gains. Such losses expire as follows:

       Capital loss carryovers expiring in:
        2000                                               $2,238,745
        2002                                               10,591,976
        2003                                               52,353,522
        2005                                                3,427,474
                                                            ---------
                                                          $68,611,717
                                                            =========

The cost of securities for income tax purposes is the same as shown in the investment portfolio.

At October 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,536,622,976 was as follows:

       Unrealized appreciation                          $519,227,201
       Unrealized depreciation                            (1,320,907)
                                                          -----------
       Net unrealized appreciation                      $517,906,294
                                                         ============


4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 1997 aggregated $445,624,718 and $454,546,764, respectively.


5. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED

        FEE RATE     MONTH-END NET ASSETS

        0.625%       First $100 million
        0.50%        Over $100 million, up to and including $250 million
        0.45%        Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to 0.10% and 0.65% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $303,993 and $19,705, respectively.

The Fund paid transfer agent fees of $1,309,486, of which $1,221,675 was paid to Investor Services.


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of New York. Such concentration may subject the Fund more significantly to economic changes occurring within that state.





FRANKLIN FEDERAL TAX-FREE INCOME FUND SEMI-ANNUAL REPORT OCTOBER 31, 1997

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This chart shows in pie format the credit quality breakdown of the fund's portfolio on 10/31/97, based on total long-term investments.


AAA                           33.5%
AA                            14.8%
A                             22.7%
BBB                           26.1%
Below Investment Grade         2.9%

GRAPHIC MATERIAL (2)

This map chart shows the fund's top two state holdings on 10/31/97 as a percent of total market value: New York, 15.79%; California, 7.42%.

GRAPHIC MATERIAL (3)

This chart shows in bar format the comparison between the fund's Class I shares distribution rate of 5.45% and the taxable equivalent rate of 9.02%.

GRAPHIC MATERIAL (4)

This chart shows in bar format the comparison between the fund's Class II shares distribution rate of 5.04% and the taxable equivalent rate of 8.34%.